S-K 1604, De-SPAC Transaction	Sep. 30, 2026
De-SPAC Transactions, Forepart [Line Items]
De-SPAC Forepart, Board Determination [Text Block]	After careful consideration, the board of directors of SPKL (the “SPKL Board”) has unanimously approved the Business Combination and unanimously recommends that shareholders vote “FOR” the adoption of the Merger Agreement and approval of the transactions contemplated thereby, including the Domestication and the Business Combination, and “FOR” all other proposals presented to SPKL’s shareholders in the accompanying proxy statement/prospectus.
De-SPAC Forepart, Report Concerning Approval of Transaction Received [Text Block]

The board of directors of Spark I Acquisition Corporation, a Cayman Islands exempted company with limited liability (“SPKL”), has unanimously approved the business combination between SPKL and ZincFive, Inc., a Delaware corporation (referred to in this proxy statement/prospectus prior to the Business Combination (as defined below) as “Legacy ZincFive”), pursuant to which: (i) SPKL will deregister as an exempted company registered under the laws of the Cayman Islands with limited liability and register by way of continuation and domestication as a corporation under the laws of the State of Delaware (the “Domestication”) in accordance with the Delaware General Corporation Law (“DGCL”) and the Companies Act (As Revised) of the Cayman Islands (the “Companies Act”) and the plan of domestication (as may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the “Plan of Domestication”), attached to this proxy statement/prospectus as Annex B (the post-Domestication company will be referred to in this proxy statement/prospectus as “ZincFive”); (ii) at the closing of the transactions contemplated by the Merger Agreement (as defined below) (the “Closing”) and at least one day following the Domestication, Spark I Acquisition Corporation Sub I Inc., a Delaware corporation (“Merger Sub I”), will merge with and into Legacy ZincFive (the “First Merger”), with Legacy ZincFive continuing as the surviving corporation (the “Surviving Corporation”), and, immediately following the First Merger, Legacy ZincFive, as the Surviving Corporation, will merge with and into Spark I Acquisition Corporation Sub II LLC, a Delaware limited liability company (“Merger Sub II”) (the “Second Merger” and, together with the First Merger, the “Mergers”), with Merger Sub II continuing as the surviving entity and a direct wholly owned subsidiary of ZincFive, in each case, pursuant and subject to the terms and conditions set forth in the Merger Agreement, dated as of June 11, 2026 (the “Signing Date”), attached to this proxy statement/prospectus as Annex A (as it may be further amended, supplemented or otherwise modified from time to time in accordance with its terms, the “Merger Agreement”), by and among SPKL, Merger Sub I, Merger Sub II and Legacy ZincFive; and (iii) the other transactions contemplated by the Merger Agreement and other related documents will be consummated (such transactions, together with the Mergers and the Domestication, the “Business Combination”). Prior to the Domestication, Legacy ZincFive will be renamed “ZincFive Technologies, Inc.”

De-SPAC Forepart, Material Financing Transactions Occurred, Description [Text Block]	Since the IPO, the following material financing transactions have occurred or will occur in connection with the consummation of the Business Combination: (i) simultaneously with the consummation of the IPO, the Sponsor purchased an aggregate of 8,490,535 warrants, each exercisable to purchase one SPKL Class A Ordinary Share, or, following the Domestication, one share of ZincFive Common Stock, at an exercise price of $11.50 per share (the “Private Placement Warrants”), at a price of $1.00 per warrant in a private placement, generating total proceeds of $8,490,535; (ii) on January 28, 2025, SPKL issued a convertible unsecured promissorynote (the “Convertible Note”) in the principal amount of up to $1,900,000 to the Sponsor, of which $1,900,000 is outstanding, which does not bear interest and is repayable upon the consummation of the Business Combination, with the Sponsor having the option to convert up to $1,500,000 of the outstanding principal balance into warrants with terms identical to the Private Placement Warrants (the “Working Capital Warrants”), at a price of $1.00 per warrant upon consummation of the Business Combination; (iii) on June 25, 2025, SPKL issued a non-convertible unsecured promissory note (the “Non-Convertible Note”) in the principal amount of up to $2,500,000 to the Sponsor, of which $ was outstanding as of , 2026, which does not bear interest and is repayable upon the earlier of the consummation of the Business Combination and the last day that SPKL has to complete a business combination; (iv) following the approval of a proposal to amend the Memorandum and Articles of Association to extend the date by which we have to consummate an initial business combination from July 11, 2025 to September 29, 2026 (the “First Extension”) at the extraordinary general meeting of SPKL’s shareholders held on July 8, 2025 (the “First Extension Meeting”), SPKL committed to make monthly deposits (the “First Extension Contributions”) into the Trust Account in an amount equal to the lesser of (A) $0.015 for each outstanding SPKL Class A Ordinary Share and (B) $55,000, up to a maximum aggregate amount of $825,000, to extend SPKL’s time period to consummate a business combination from July 11, 2025 to September 29, 2026; (v) following the approval of a proposal to amend the Memorandum and Articles of Association to extend the date by which we have to consummate an initial business combination from September 29, 2026 to March 29, 2027 (the “Second Extension”) at the extraordinary general meeting of SPKL’s shareholders held on September 25, 2026 (the “Second Extension Meeting”), SPKL committed to make monthly deposits (the “Second Extension Contributions” and together with the First Extension Contributions, the “Contributions”) into the Trust Account in an amount equal to $0.015 for each outstanding SPKL Class A Ordinary Share, up to a maximum aggregate amount of $201,304, to extend SPKL’s time period to consummate a business combination from September 29, 2026 to March 29, 2027, with aggregate deposits of $ having been made into the Trust Account through , 2026; and (vi) the Series A Preferred Investment. The Non-Convertible Note, which includes the aggregate amount of the Contributions deposited into the Trust Account, and $of the Convertible Note will be repaid upon the consummation of the Business Combination, except that, with respect to the Convertible Note, up to $1,500,000 of the outstanding principal balance may be converted at the Sponsor’s option into Working Capital Warrants with terms identical to the Private Placement Warrants at a price of $1.00 per warrant, pursuant to the Sponsor Agreement.
De-SPAC Forepart, Material Financing Transactions Will Occur, Description [Text Block]	Since the IPO, the following material financing transactions have occurred or will occur in connection with the consummation of the Business Combination: (i) simultaneously with the consummation of the IPO, the Sponsor purchased an aggregate of 8,490,535 warrants, each exercisable to purchase one SPKL Class A Ordinary Share, or, following the Domestication, one share of ZincFive Common Stock, at an exercise price of $11.50 per share (the “Private Placement Warrants”), at a price of $1.00 per warrant in a private placement, generating total proceeds of $8,490,535; (ii) on January 28, 2025, SPKL issued a convertible unsecured promissorynote (the “Convertible Note”) in the principal amount of up to $1,900,000 to the Sponsor, of which $1,900,000 is outstanding, which does not bear interest and is repayable upon the consummation of the Business Combination, with the Sponsor having the option to convert up to $1,500,000 of the outstanding principal balance into warrants with terms identical to the Private Placement Warrants (the “Working Capital Warrants”), at a price of $1.00 per warrant upon consummation of the Business Combination; (iii) on June 25, 2025, SPKL issued a non-convertible unsecured promissory note (the “Non-Convertible Note”) in the principal amount of up to $2,500,000 to the Sponsor, of which $ was outstanding as of , 2026, which does not bear interest and is repayable upon the earlier of the consummation of the Business Combination and the last day that SPKL has to complete a business combination; (iv) following the approval of a proposal to amend the Memorandum and Articles of Association to extend the date by which we have to consummate an initial business combination from July 11, 2025 to September 29, 2026 (the “First Extension”) at the extraordinary general meeting of SPKL’s shareholders held on July 8, 2025 (the “First Extension Meeting”), SPKL committed to make monthly deposits (the “First Extension Contributions”) into the Trust Account in an amount equal to the lesser of (A) $0.015 for each outstanding SPKL Class A Ordinary Share and (B) $55,000, up to a maximum aggregate amount of $825,000, to extend SPKL’s time period to consummate a business combination from July 11, 2025 to September 29, 2026; (v) following the approval of a proposal to amend the Memorandum and Articles of Association to extend the date by which we have to consummate an initial business combination from September 29, 2026 to March 29, 2027 (the “Second Extension”) at the extraordinary general meeting of SPKL’s shareholders held on September 25, 2026 (the “Second Extension Meeting”), SPKL committed to make monthly deposits (the “Second Extension Contributions” and together with the First Extension Contributions, the “Contributions”) into the Trust Account in an amount equal to $0.015 for each outstanding SPKL Class A Ordinary Share, up to a maximum aggregate amount of $201,304, to extend SPKL’s time period to consummate a business combination from September 29, 2026 to March 29, 2027, with aggregate deposits of $ having been made into the Trust Account through , 2026; and (vi) the Series A Preferred Investment. The Non-Convertible Note, which includes the aggregate amount of the Contributions deposited into the Trust Account, and $of the Convertible Note will be repaid upon the consummation of the Business Combination, except that, with respect to the Convertible Note, up to $1,500,000 of the outstanding principal balance may be converted at the Sponsor’s option into Working Capital Warrants with terms identical to the Private Placement Warrants at a price of $1.00 per warrant, pursuant to the Sponsor Agreement.
De-SPAC Forepart, Sponsor Compensation [Table Text Block]

	Securities to be Received	Other Compensation
Sponsor

1,150,000 shares of ZincFive Common Stock, to be issued upon a one-for-one conversion of all of the SPKL Class A Ordinary Shares and SPKL Class B Ordinary Shares held by the Sponsor, which reflects the forfeiture of (i) 3,500,000 shares to be issued to the Lead Purchaser and (ii) 922,078 shares to be issued to the First Tranche Bridge Investors, each pursuant to the Sponsor Agreement. The Founder Shares were initially acquired by the Sponsor for a total subscription price of $25,000.(1)

4,245,268 ZincFive Warrants, to be issued upon a one-for-one conversion of all of the Private Placement Warrants held by the Sponsor, which reflects the forfeiture of (i) 2,786,867 ZincFive Warrants to be reserved for issuance as stock options under the 2026 Plan and (ii) 1,458,400 ZincFive Warrants to be issued to certain of the Bridge Investors, each pursuant to the Sponsor Agreement. The Private Placement Warrants were initially acquired by the Sponsor with the closing of the IPO at a price of $1.00 per Private Placement Warrant, for a total purchase price of $8,490,535.(2)

750,000 ZincFive Warrants to be issued upon a one-for-one conversion of all of the Working Capital Warrants to be held by Sponsor, assuming full conversion of $1,500,000 of the unpaid principal balance of the Convertible Note into Working Capital Warrants at a price of $1.00 per warrant at the Closing, which reflects the forfeiture of 50% of such warrants to be reserved for issuance as stock options under the 2026 Plan pursuant to the Sponsor Agreement.(3)

The Sponsor has advanced approximately $        million to SPKL under the Non-Convertible Note, which includes an aggregate of $          in Contributions deposited into the Trust Account as of       , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus, all of which will be repaid in cash.

The Sponsor has advanced approximately $     million to SPKL under the Convertible Note, as of           , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus, of          which $         will be repaid in cash.(3)

$                 in reimbursement of out-of-pocket expenses incurred by the Sponsor in connection with identifying, investigating and completing an initial business combination, as of           , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. In no event will the Sponsor be paid any finder’s fee, consulting fee or other compensation prior to, or for any services rendered to effectuate, the completion of the Business Combination, other than such reimbursement.

(1)	On December 8, 2021, the Sponsor acquired 6,870,130 Founder Shares for a total of $25,000. Up to 448,052 of such shares were subject to forfeiture by the Sponsor depending on the extent to which the underwriter’s over-allotment option was exercised and pursuant to the Letter Agreement, up to 3,435,065 of such shares were subject to forfeiture if the Forward Purchaser exercises its right to terminate or reduce its commitment to purchase forward purchase securities pursuant to the Forward Purchase Agreement or in the event of SPKL’s liquidation and subsequent dissolution. On October 10, 2023, at the request of SPKL, Cantor informed SPKL that it will not be exercising the over-allotment option. As a result, the Sponsor forfeited an aggregate of 448,052 Founder Shares, and such forfeited shares were cancelled by SPKL prior to the consummation of the IPO. Additionally, pursuant to the Sponsor Agreement, the Letter Agreement was amended to provide that the Sponsor will not be obligated to surrender any Founder Shares (or any SPKL Class A Ordinary Share issued upon conversion thereof) as a result of the Forward Purchaser not fulfilling its commitment under the Forward Purchase Agreement. Accordingly, no forfeiture of Founder Shares as contemplated under the Letter Agreement will occur in connection with the Business Combination regardless of whether the Forward Purchaser fulfills its commitment. On April 1, 2022, the Sponsor sold and transferred 850,000 Founder Shares to certain of SPKL’s officers and directors, at a purchase price equal to the par value per share. On July 8, 2025, in connection with the First Extension Meeting, the Sponsor converted 4,000,000 SPKL Class B Ordinary Shares into 4,000,000 SPKL Class A Ordinary Shares on a one-for-one basis, resulting in 1,572,078 SPKL Class B Ordinary Shares and 4,000,000 SPKL Class A Ordinary Shares held by the Sponsor as of the date of this proxy statement/prospectus. Upon the Domestication, the Sponsor is expected to receive 1,150,000 shares of ZincFive Common Stock, with an implied aggregate market value of $ million (based upon the closing price of $ per SPKL Class A Ordinary Share on Nasdaq on , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus), which reflects the forfeiture of (i) 3,500,000 shares of ZincFive Common Stock to be issued to the Lead Purchaser as a condition to the Lead Purchaser’s participation in the Series A Preferred Investment and (ii) 922,078 shares of ZincFive Common Stock to be issued to the First Tranche Bridge Investors, each pursuant to the Sponsor Agreement as described in the section entitled “The Business Combination Proposal — Certain Agreements Related to the Business Combination — Sponsor Agreement.”
(2)	Upon the Domestication, the Sponsor is expected to receive 4,245,268 ZincFive Warrants, with an implied aggregate market value of $ million (based upon the closing price of $ per Public Warrant on Nasdaq on, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus), which reflects the forfeiture of (i) 2,786,867 ZincFive Warrants to be reserved for issuance as stock options under the 2026 Plan and (ii) 1,458,400 ZincFive Warrants to be issued to certain of the Bridge Investors, each pursuant to the Sponsor Agreement as described in the section entitled “The Business Combination Proposal — Certain Agreements Related to the Business Combination — Sponsor Agreement.”
(3)	Up to $1,500,000 of the amount borrowed under the Convertible Note will, in the Sponsor’s discretion, either be repaid upon the Closing or converted into Working Capital Warrants at a price of $1.00 per warrant (or any combination of repayment or conversion). Any such warrants will be identical to the Private Placement Warrants and convert into ZincFive Warrants upon the Closing, and subject to the forfeiture of 50% of such warrants to be reserved for issuance as stock options under the 2026 Plan pursuant to the Sponsor Agreement as described in the section entitled “The Business Combination Proposal — Certain Agreements Related to the Business Combination — Sponsor Agreement.” To the extent that the Sponsor elects to receive the repayment of such outstanding amounts in Working Capital Warrants, to be converted on a one-for-one basis into ZincFive Warrants at Closing, and subsequently exercises such warrants to acquire ZincFive Common Stock, the resulting issuances of ZincFive Common Stock may result in material dilution of the non-redeeming shareholders of SPKL who become stockholders of ZincFive.

De-SPAC Forepart, Sponsor Compensation, Footnotes [Text Block]
(1)	On December 8, 2021, the Sponsor acquired 6,870,130 Founder Shares for a total of $25,000. Up to 448,052 of such shares were subject to forfeiture by the Sponsor depending on the extent to which the underwriter’s over-allotment option was exercised and pursuant to the Letter Agreement, up to 3,435,065 of such shares were subject to forfeiture if the Forward Purchaser exercises its right to terminate or reduce its commitment to purchase forward purchase securities pursuant to the Forward Purchase Agreement or in the event of SPKL’s liquidation and subsequent dissolution. On October 10, 2023, at the request of SPKL, Cantor informed SPKL that it will not be exercising the over-allotment option. As a result, the Sponsor forfeited an aggregate of 448,052 Founder Shares, and such forfeited shares were cancelled by SPKL prior to the consummation of the IPO. Additionally, pursuant to the Sponsor Agreement, the Letter Agreement was amended to provide that the Sponsor will not be obligated to surrender any Founder Shares (or any SPKL Class A Ordinary Share issued upon conversion thereof) as a result of the Forward Purchaser not fulfilling its commitment under the Forward Purchase Agreement. Accordingly, no forfeiture of Founder Shares as contemplated under the Letter Agreement will occur in connection with the Business Combination regardless of whether the Forward Purchaser fulfills its commitment. On April 1, 2022, the Sponsor sold and transferred 850,000 Founder Shares to certain of SPKL’s officers and directors, at a purchase price equal to the par value per share. On July 8, 2025, in connection with the First Extension Meeting, the Sponsor converted 4,000,000 SPKL Class B Ordinary Shares into 4,000,000 SPKL Class A Ordinary Shares on a one-for-one basis, resulting in 1,572,078 SPKL Class B Ordinary Shares and 4,000,000 SPKL Class A Ordinary Shares held by the Sponsor as of the date of this proxy statement/prospectus. Upon the Domestication, the Sponsor is expected to receive 1,150,000 shares of ZincFive Common Stock, with an implied aggregate market value of $ million (based upon the closing price of $ per SPKL Class A Ordinary Share on Nasdaq on , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus), which reflects the forfeiture of (i) 3,500,000 shares of ZincFive Common Stock to be issued to the Lead Purchaser as a condition to the Lead Purchaser’s participation in the Series A Preferred Investment and (ii) 922,078 shares of ZincFive Common Stock to be issued to the First Tranche Bridge Investors, each pursuant to the Sponsor Agreement as described in the section entitled “The Business Combination Proposal — Certain Agreements Related to the Business Combination — Sponsor Agreement.”
(2)	Upon the Domestication, the Sponsor is expected to receive 4,245,268 ZincFive Warrants, with an implied aggregate market value of $ million (based upon the closing price of $ per Public Warrant on Nasdaq on, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus), which reflects the forfeiture of (i) 2,786,867 ZincFive Warrants to be reserved for issuance as stock options under the 2026 Plan and (ii) 1,458,400 ZincFive Warrants to be issued to certain of the Bridge Investors, each pursuant to the Sponsor Agreement as described in the section entitled “The Business Combination Proposal — Certain Agreements Related to the Business Combination — Sponsor Agreement.”
(3)	Up to $1,500,000 of the amount borrowed under the Convertible Note will, in the Sponsor’s discretion, either be repaid upon the Closing or converted into Working Capital Warrants at a price of $1.00 per warrant (or any combination of repayment or conversion). Any such warrants will be identical to the Private Placement Warrants and convert into ZincFive Warrants upon the Closing, and subject to the forfeiture of 50% of such warrants to be reserved for issuance as stock options under the 2026 Plan pursuant to the Sponsor Agreement as described in the section entitled “The Business Combination Proposal — Certain Agreements Related to the Business Combination — Sponsor Agreement.” To the extent that the Sponsor elects to receive the repayment of such outstanding amounts in Working Capital Warrants, to be converted on a one-for-one basis into ZincFive Warrants at Closing, and subsequently exercises such warrants to acquire ZincFive Common Stock, the resulting issuances of ZincFive Common Stock may result in material dilution of the non-redeeming shareholders of SPKL who become stockholders of ZincFive.

De-SPAC Forepart, Sponsor Compensation, Material Dilution [Flag]	true
De-SPAC Forepart, Actual or Material Conflict of Interest [Flag]	true
De-SPAC Transactions, Prospectus Summary [Line Items]
De-SPAC Prospectus Summary [Text Block]

SUMMARY OF THE PROXY STATEMENT/PROSPECTUS

This summary highlights selected information from this proxy statement/prospectus but does not contain all of the information that may be important to you. To better understand the Shareholder Proposals to be considered at the Extraordinary General Meeting, including the Business Combination Proposal, whether or not you plan to attend such meeting, we urge you to read this proxy statement/prospectus (including the annexes and the other documents referred to in this proxy statement/prospectus) carefully, including the section of this proxy statement/prospectus entitled “Risk Factors.” See also the section of this proxy statement/prospectus entitled “Where You Can Find More Information.”

Parties to the Business Combination

SPKL

SPKL is a blank check company incorporated on July 12, 2021, as a Cayman Islands exempted company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar combination with one or more businesses or assets.

SPKL Units began to trade on Nasdaq under the symbol “SPKLU” on October 6, 2023. SPKL Class A Ordinary Shares and Public Warrants comprising the SPKL Units began separate trading on Nasdaq on November 27, 2023, under the symbols “SPKL” and “SPKLW,” respectively.

SPKL’s principal office is located at 3790 El Camino Real, Unit #570, Palo Alto, CA 94306, and its telephone number is (650) 353-7082.

Legacy ZincFive

Legacy ZincFive is a Delaware corporation incorporated on November 30, 2015 and is engaged in the business of designing, developing, manufacturing, and marketing innovative zinc-based energy storage solutions for utility-scale, microgrid, and commercial & industrial applications.

You can find more information about Legacy ZincFive in the sections of this proxy statement/ prospectus entitled “Information About Legacy ZincFive” and “Management’s Discussion and Analysis of Financial Condition and Results of Operations of Legacy ZincFive.”

Legacy ZincFive’s principal office is located at 20050 SW 112th Avenue, Tualatin, Oregon 97062, and its telephone number is 503-399-3517.

Merger Subs

Each of Merger Sub I, a Delaware corporation, and Merger Sub II, a Delaware limited liability company, each formed under the laws of Delaware on May 6, 2026, solely for the purpose of effectuating the Mergers described herein. Merger Subs own no material assets and do not operate any business.

The mailing address of Merger Subs’ principal executive office is 3790 El Camino Real, Unit #570, Palo Alto, CA 94306. After the consummation of the Business Combination, Merger Sub I will cease to exist as a separate legal entity and Merger Sub II will continue as the Surviving Entity and as a wholly-owned subsidiary of SPKL.

The Proposals to be Submitted at the Extraordinary General Meeting

The Business Combination Proposal

SPKL shareholders are being asked to consider and vote upon a proposal to approve by ordinary resolution the Merger Agreement, attached to the accompanying proxy statement/prospectus as Annex A, pursuant to which, at the Closing and at least one day following the Domestication, Merger Sub I will merge with and into Legacy ZincFive, with Legacy ZincFive continuing as the Surviving Corporation, and, immediately following the First Merger, Legacy ZincFive, as the Surviving Corporation, will merge with and into Merger Sub II, with Merger Sub II continuing as the Surviving Entity and a direct wholly owned subsidiary of ZincFive. The transactions contemplated by the Merger Agreement are described in more detail in the accompanying proxy statement/prospectus.

For additional information, see the section of this proxy statement/prospectus entitled “The Business Combination Proposal” of this proxy statement/prospectus.

Structure of the Business Combination

On June 11, 2026, SPKL entered into the Merger Agreement with Merger Subs and Legacy ZincFive. Pursuant to the Merger Agreement, the parties thereto will enter into the business combination, which includes (a) the transfer of the registration of SPKL by way of continuation from the Cayman Islands to the State of Delaware (the “Domestication”), and (b) following the Domestication, the merger of Merger Sub I with and into Legacy ZincFive, with Legacy ZincFive continuing as the surviving corporation, and immediately thereafter, the merger of such surviving corporation with and into Merger Sub II, with Merger Sub II continuing as the Surviving Entity and as a wholly-owned subsidiary of SPKL.

Equity Stake Upon Closing

As of          , 2026, there are           Public Shares issued and outstanding which may be redeemed in connection with the Extraordinary General Meeting regardless of how they vote. The Insiders have agreed to waive their redemption rights with respect to all SPKL Ordinary Shares held by them. In addition, as of          , 2026, there are           SPKL Warrants issued and outstanding, consisting of           Public Warrants and 8,490,535 Private Placement Warrants. Each SPKL Warrant is exercisable for one SPKL Class A Ordinary Share (or, following the Domestication, one share of ZincFive Common Stock).

SPKL and Legacy ZincFive cannot predict how many Public Shares will be redeemed. As a result, SPKL and Legacy ZincFive are presenting two different redemption scenarios in the tables below with respect to SPKL Class A Ordinary Shares, each of which presents a different allocation of total ZincFive equity following the Closing. To illustrate potential dilution in each such scenario, the tables below present the post-Closing share ownership of ZincFive under each of: (i) the No Redemption Scenario and (ii) the Maximum Redemption Scenario.

The first table excludes the dilutive effect of: (i) the Private Placement Warrants; (ii) the Public Warrants; (iii) the Working Capital Warrants into which the Convertible Note can be converted; and (iv) the Series A Preferred Investor Warrants. The second table includes the dilutive effect of such items.

	No Redemption	Maximum Redemption
	Scenario	Scenario
	Ownership		Ownership
	Shares %*	Shares	%*
Public Shareholders	%	—	—%
Sponsor	1,150,000%	1,150,000	1.58%
SPKL Insiders	850,000%	850,000	1.17%
Legacy ZincFive Securityholders(1)	54,336,006%	54,336,006	74.64%
Series A Preferred Investors(3)	10,441,174%	10,441,174	14.34%
Lead Purchaser	3,500,000%	3,500,000	4.81%
First Tranche Bridge Investors	922,078%	922,078	1.27%
Convertible Promissory Noteholders(5)	1,598,448%	1,598,448	2.20%
Total shares of ZincFive Common Stock and Preferred Stock outstanding at Closing	100%	72,797,706	100%

	No Redemption	Maximum Redemption
	Scenario	Scenario
	Ownership		Ownership
	Shares %*	Shares	%*
Public Shareholders	%	—	—%
Public Warrant Holders(2)	5,000,000%	5,000,000	5.36%
Sponsor	1,150,000%	1,150,000	1.23%
SPKL Insiders	850,000%	850,000	0.91%
Private Placement Warrant Holder(2)	4,245,268%	4,245,268	4.55%
Legacy ZincFive Securityholders(1)	54,336,006%	54,336,006	58.28%
Series A Preferred Investors(4)	20,882,348%	20,882,348	22.40%
Lead Purchaser	3,500,000%	3,500,000	3.75%
First Tranche Bridge Investors	922,078%	922,078	0.99%
Convertible Promissory Noteholders(5)	1,598,448%	1,598,448	1.71%
Working Capital Warrant Holder(2)(6)	750,000%	750,000	0.80%
Fully-Diluted Shares	100%	93,234,148	100%
*	Amounts may not sum due to rounding.
(1)

Includes (i) 957,152 shares of ZincFive Common Stock issuable to holders of outstanding Legacy ZincFive Class A Common Stock; (ii) 209,360 shares of ZincFive Common Stock issuable to holders of outstanding Legacy ZincFive Class B Common Stock; (iii) 45,777,420 shares of ZincFive Common Stock issuable to holders of outstanding Legacy ZincFive Preferred Stock; and (iv) 7,392,074 shares of ZincFive Common Stock issuable upon exercise of outstanding Legacy ZincFive Warrants; and excludes 5,663,832 shares of ZincFive Common Stock issuable upon exercise of stock options, assuming the Closing occurs on October 15, 2026.

(2)

Represents shares of ZincFive Common Stock issuable upon the exercise of the Public Warrants. The Public Warrants will be exercisable beginning 30 days following the Closing for one share of ZincFive Common Stock at an exercise price of $11.50 per share in accordance with the terms of the Warrant Agreement. Each redemption scenario assumes that all outstanding Public Warrants are exercised for cash.

(3)

Represents shares of ZincFive Common Stock issuable upon conversion of the Series A Preferred Stock. Assumes conversion of all 10,441,174 Series A Preferred Stock into ZincFive Common Stock immediately following the Closing. Excludes 10,441,174 shares of ZincFive Common Stock issuable upon conversion of the Series A Preferred Investor Warrants.

(4)

Represents (i) 10,441,174 shares of ZincFive Common Stock issuable upon conversion of the Series A Preferred Stock and (ii) 10,441,174 shares of ZincFive Common Stock issuable upon conversion of the Series A Preferred Investor Warrants. Assumes conversion of all 10,441,174 Series A Preferred Stock into ZincFive Common Stock immediately following the Closing. The Series A Preferred Investor Warrants will be exercisable upon issuance at an exercise price of $12.00 per share for a number of shares of ZincFive Common Stock equal to the number of shares into which such holder’s Series A Preferred Stock is initially convertible. Each redemption scenario assumes that all Series A Preferred Investor Warrants are exercised for cash.

(5)

Represents shares of ZincFive Common Stock issuable upon automatic conversion of Convertible Promissory Notes upon the consummation of the Business Combination, assuming such conversion occurs on October 15, 2026.

(6)

Represents shares of ZincFive Common Stock issuable upon the exercise of ZincFive Warrants to be issued upon a one-for-one conversion of the Working Capital Warrants, assuming that $1,500,000 are converted into 1,500,000 Working Capital Warrants at a price of $1.00 per warrant and giving effect to the forfeiture of 50% of such Working Capital Warrants pursuant to the Sponsor Agreement.

For more information, please see the sections of this proxy statement/prospectus entitled “Unaudited Pro Forma Condensed Combined Financial Information” and “Beneficial Ownership of Securities.”

Dilution

If you acquired Public Shares in the IPO, your ownership interest will be immediately diluted to the extent of the difference between the $10.00 price per Unit sold in the IPO (each Unit consisting of one SPKL Class A Ordinary Share and one-half of one Public Warrant) and the net tangible book value per share, as adjusted, of ZincFive Common Stock immediately after consummation of the Business Combination, assuming no value is attached to the Public Warrants.

The following table presents the net tangible book value per share under each of: (i) the No Redemption Scenario and (ii) the Maximum Redemption Scenario, assuming various sources of material probable dilution (but excluding the direct effects of the Business Combination transaction itself).

		Maximum
	No Redemption	Redemption
	Scenario(1)	Scenario(2)
IPO offering price per share	$10.00	$10.00
Net Tangible Book Value as of June 30, 2026, as adjusted(3)	$111,198,669	$85,385,021
As adjusted SPKL shares outstanding(4)	19,099,965	16,863,252
Net tangible book value per share	$5.82	$5.06
Dilution per share to Public Shareholders	$4.18	$4.94
(1)

Includes 2,236,713 Public Shares outstanding as of June 30, 2026 and assumes that no Public Shareholders exercise redemption rights with respect to their Public Shares in connection with the Business Combination. In connection with the Second Extension Meeting, holders of           SPKL Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately $         per share.

(2)

Assumes Public Shareholders exercise redemption rights with respect to all Public Shares for an aggregate of approximately $25.8 million from the Trust Account based on a Redemption Price of approximately $11.54 per share, which was the approximate Redemption Price as of June 30, 2026. In connection with the Second Extension Meeting, holders of          SPKL Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately $          per share. Following such redemptions, the amount remaining in the Trust Account was $           as of            , 2026. In connection with the Extraordinary General Meeting, additional Public Shareholders may exercise redemption rights with respect to their Public Shares, which may result in further dilution to non-redeeming Public Shareholders.

(3)	See table below for reconciliation of net tangible book value, as adjusted.
(4)	See table below for reconciliation of as adjusted shares.

The net tangible book value as of June 30, 2026, as adjusted, excludes the effects of the Business Combination transaction and includes (i) material probable or consummated transactions and (ii) transactions that will otherwise materially affect SPKL’s net tangible book value. The adjusted net tangible book value as of June 30, 2026 is calculated as follows:

		Maximum
	No Redemption	Redemption
	Scenario(1)	Scenario(2)
Numerator adjustments
SPKL’s net tangible book value	$16,265,169	$16,265,169
Anticipated transaction expenses to be incurred by SPKL(3)	$(5,100,000)	$(5,100,000)
Series A Preferred Investment proceeds(4)	$100,000,000	$100,000,000
Upcoming Contribution to Trust Account	$33,500	$33,500
Reimbursement of Prior Contributions to Trust Account	$—	$—
Redemptions from Trust Account	$—	$(25,813,648)
Net Tangible Book Value as of June 30, 2026, as adjusted	$111,198,669	$85,385,021
Denominator adjustments
SPKL Public Shareholders	2,236,713	—
SPKL Sponsor	1,150,000	1,150,000
SPKL Insiders	850,000	850,000
Lead Purchaser	3,500,000	3,500,000
First Tranche Bridge Investors	922,078	922,078
Series A Preferred Investors (as-converted)(5)	10,441,174	10,441,174
As adjusted SPKL shares outstanding	19,099,965	16,863,252
*	Amounts may not sum due to rounding.
(1)

Includes 2,236,713 Public Shares outstanding as of June 30, 2026 and assumes that no Public Shareholders exercise redemption rights with respect to their Public Shares in connection with the Business Combination. In connection with the Second Extension Meeting, holders of         SPKL Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately $        per share. Numbers may not tie due to rounding.

(2)

Assumes Public Shareholders exercise redemption rights with respect to all Public Shares for an aggregate of approximately $25.8 million from the Trust Account based on a Redemption Price of approximately $11.54 per share, which was the approximate Redemption Price as of June 30, 2026. In connection with the Second Extension Meeting, holders of           SPKL Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately $        per share. In connection with the Extraordinary General Meeting, additional Public Shareholders may exercise redemption rights with respect to their Public Shares, which may result in further dilution to non-redeeming Public Shareholders. Numbers may not tie due to rounding.

(3)

SPKL’s anticipated transaction expenses include the $3,500,000 deferred underwriting commission payable to Cantor upon consummation of the Business Combination, legal, accounting and other professional fees, and other costs incurred in connection with the Business Combination. These estimates are subject to change and will be updated at the time of filing.

(4)

Reflects $100 million of gross proceeds from Series A Preferred Investment, excluding the payment of $6.5 million by certain of the Series A Preferred Investors though the cancellation and conversion of their Bridge Notes in exchange for shares of Series A Preferred Stock and Series A Preferred Investor Warrants.

(5)

Represents shares of ZincFive Common Stock issuable upon conversion of the Series A Preferred Stock. Assumes conversion of all 10,441,174 Series A Preferred Stock into ZincFive Common Stock immediately following the Closing. Excludes 10,441,174 shares of ZincFive Common Stock issuable upon conversion of the Series A Preferred Investor Warrants.

SPKL issued shares in the IPO at $10.00 per share (the “IPO Price”). Based on Legacy ZincFive’s and SPKL’s current capitalization, SPKL anticipates the total number of shares of ZincFive Common Stock outstanding immediately following the Closing in the No Redemption Scenario will be approximately 80,698,413 shares. In the No Redemption Scenario, ZincFive’s implied valuation following the Closing is based on the IPO Price and is therefore calculated as: $10.00 (SPKL per share IPO Price) times 80,698,413 shares, or $806,984,130. The following table illustrates the implied valuation of ZincFive at the IPO Price for each redemption scenario:

		Maximum
	No Redemption	Redemption
	Scenario(1)	Scenario(2)
Valuation of shares held by Public Shareholders based on the IPO Price	$22,367,130	$—
Public Shares outstanding post Business Combination	2,236,713	—
Valuation of shares held by Sponsor based on the IPO Price	$11,500,000	$11,500,000
Sponsor shares outstanding post Business Combination	1,150,000	1,150,000
Valuation of shares held by SPKL Insiders based on the IPO Price	$8,500,000	$8,500,000
SPKL Insider shares outstanding post Business Combination	850,000	850,000
Valuation of shares held by Legacy ZincFive Securityholders based on the IPO Price(3)	$600,000,000	$600,000,000
Legacy ZincFive Securityholders shares outstanding post Business Combination(3)	60,000,000	60,000,000
Valuation of shares held by Lead Purchaser based on the IPO Price	$35,000,000	$35,000,000
Lead Purchaser shares outstanding post Business Combination	3,500,000	3,500,000
Valuation of shares held by First Tranche Bridge Investors based on the IPO Price	$9,220,780	$9,220,780
First Tranche Bridge Investor shares outstanding post Business Combination	922,078	922,078
Valuation of shares issuable upon conversion of Convertible Promissory Notes(4)	$15,984,480	$15,984,480
Shares held by Convertible Promissory Noteholders post-Business Combination(4)	1,598,448	1,598,448
Valuation of shares held by Series A Preferred Investors based on the IPO Price(5)	$104,411,740	$104,411,740
Series A Preferred Investor shares outstanding post Business Combination(5)	10,441,174	10,441,174
Total valuation based on the IPO Price	$806,984,130	$784,617,000
Total shares outstanding post Business Combination	80,698,413	78,461,700
(1)

Includes 2,236,713 Public Shares outstanding as of June 30, 2026 and assumes that no Public Shareholders exercise redemption rights with respect to their Public Shares in connection with the Business Combination. In connection with the Second Extension Meeting, holders of         SPKL Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately $        per share.

(2)

Assumes Public Shareholders exercise redemption rights with respect to all Public Shares for an aggregate of approximately $25.8 million from the Trust Account based on a Redemption Price of approximately $11.54 per share, which was the approximate Redemption Price as of June 30, 2026. In connection with the Second Extension Meeting, holders of SPKL Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately $       per share. In connection with the Extraordinary General Meeting, additional Public Shareholders may exercise redemption rights with respect to their Public Shares, which may result in further dilution to non-redeeming Public Shareholders. Numbers may not tie due to rounding.

(3)

Includes (i) approximately 54,336,000 shares of ZincFive Common Stock issuable to holders of outstanding Legacy ZincFive Common Stock, outstanding Legacy ZincFive Preferred Stock, and outstanding Legacy ZincFive Warrants, and (ii) approximately 5,664,000 shares of ZincFive Common Stock issuable upon exercise of Exchanged ZincFive Options to be issued in exchange for outstanding Legacy ZincFive Options.

(4)

Represents shares of ZincFive Common Stock issuable upon automatic conversion of Convertible Promissory Notes upon the consummation of the Business Combination, assuming such conversion occurs on October 15, 2026.

(5)

Represents shares of ZincFive Common Stock issuable upon conversion of the Series A Preferred Stock. Assumes conversion of all 10,441,174 Series A Preferred Stock into ZincFive Common Stock immediately following the Closing. Excludes 10,441,174 shares of ZincFive Common Stock issuable upon conversion of the Series A Preferred Investor Warrants.

In addition to the dilution presented in the tables above, non-redeeming Public Shareholders may experience additional dilution, including due to: (i) the issuance of shares of ZincFive Common Stock and securities exercisable for or convertible into shares of ZincFive Common Stock to the Legacy ZincFive Securityholders as consideration in the Business Combination; (ii) the issuance of shares of ZincFive Common Stock upon the exercise of the Public Warrants and the Private Placement Warrants; (iii) the issuance of shares of ZincFive Common Stock upon exercise of the Series A Preferred Investor Warrants; and (iv) future issuances or grants of equity or equity-linked securities pursuant to the 2026 Plan and ESPP that are expected to be adopted in connection with the Closing, assuming approval by SPKL shareholders at the Extraordinary General Meeting. Further, to the extent that the Sponsor elects to receive the repayment of the Convertible Note in Working Capital Warrants, which will be convertible on a one-for-one basis to ZincFive Warrants at Closing, and subsequently exercises such warrants to acquire ZincFive Common Stock, the resulting issuances of ZincFive Common Stock may result in material dilution of the non-redeeming shareholders of SPKL who become stockholders of ZincFive. See “Risk Factors — Risks Related to the Domestication and the Business Combination — Our shareholders will experience dilution due to the issuance of shares of ZincFive Common Stock, and securities exercisable for or convertible into shares of ZincFive Common Stock, to the Legacy ZincFive Securityholders as consideration in the Business Combination and the issuance of shares of ZincFive Common Stock to the Series A Preferred Investors in the Series A Preferred Investment,” “Information About SPKL — Sponsor Compensation,” and “Questions and Answers for Shareholders of SPKL — What equity stake will current SPKL shareholders and Legacy ZincFive Securityholders hold in ZincFive immediately after the Closing?”

The foregoing disclosure is not a guarantee that the trading price of ZincFive Common Stock will not be below the IPO Price, nor is it a guarantee that ZincFive will attain any of the levels of valuation presented herein.

In addition, all of the relative percentages above are for illustrative purposes only and are based upon certain assumptions, including those described in the section entitled “Frequently Used Terms — Share Calculations and Ownership Percentages.” Should one or more of the assumptions prove incorrect, actual ownership percentages may vary, potentially materially, from those described in this proxy statement/ prospectus as anticipated, believed, estimated, expected or intended. See “Unaudited Pro Forma Condensed Combined Financial Information.”

Consideration to Legacy ZincFive Securityholders

Subject to the terms and conditions set forth in the Merger Agreement, (i) each share of Legacy ZincFive Series F Stock issued and outstanding immediately prior to the First Effective Time (other than Excluded Shares and Dissenting Shares) will be automatically surrendered and retired, and each holder of shares of Legacy ZincFive Series F Stock will receive a number of shares of ZincFive Common Stock equal to (a) such holder’s Aggregate Series F Preference Amount (as defined in the Merger Agreement) divided by (b) $10.00, rounded up or down to the nearest whole share of ZincFive Common Stock (with 0.5 of a share or greater rounded up), (ii) each share of Legacy ZincFive Common Stock issued and outstanding immediately prior to the First Effective Time (after giving effect to the Conversion and the exercise of any Legacy ZincFive Warrants, but other than Excluded Shares and Dissenting Shares) will be automatically cancelled and converted into the right to receive a number of shares of ZincFive Common Stock equal to the Exchange Ratio, and (iii) each Legacy ZincFive Warrant outstanding as of immediately prior to the Merger shall expire or be exercised for the applicable number of shares of Legacy ZincFive Preferred Stock or Legacy ZincFive Common Stock, and such shares shall be canceled and converted into the right to receive the applicable consideration in respect of such shares of ZincFive Preferred Stock or ZincFive Common Stock.

Conditions to Closing the Business Combination

The consummation of the Business Combination is conditioned upon the satisfaction or written waiver (where permissible) by the parties to the Merger Agreement of certain customary closing conditions. These conditions include: (i) the adoption or approval, as applicable, by SPKL’s shareholders of: (A) the Merger Agreement and the Business Combination in accordance with applicable law and exchange rules and regulations; (B) the Domestication; (C) the Proposed Certificate of Incorporation and the Proposed Bylaws; (D) approval of the issuance of shares of ZincFive Common Stock as required by the listing rules of the applicable stock exchange; (E) the adoption by SPKL of the 2026 Plan and ESPP; (F) the election of members of the ZincFive Board (in the form of an advisory vote, with the directors being elected by written resolution of the holders of the SPKL Class B Ordinary Shares in accordance with the SPKL’s organizational documents); (G) the amendment of SPKL’s organizational documents, effective immediately prior to the Closing, to remove references to the $5,000,001 net tangible assets requirements set forth in SPKL’s organizational documents; (H) any other proposals as the SEC (or staff members of the SEC) may indicate are necessary in its comments to the proxy statement included in this proxy statement/prospectus or any related correspondence; (I) any proposals the parties to the Merger Agreement agree are necessary or desirable to consummate the Business Combination, and (J) adjournment of the special meeting, if necessary, to permit further solicitation of the proxies because there are not sufficient votes to approve and adopt any of the foregoing; (ii) the receipt of the requisite consent of the stockholders of Legacy ZincFive; (iii) any applicable waiting period or any extension of any applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (and the rules and regulations promulgated under such Act) in respect of the Business Combination being expired or earlier terminated without the imposition of burdensome conditions; (iv) the Registration Statement becoming effective; (v) SPKL having filed with the applicable stock exchange an application or supplemental listing application for the listing of the ZincFive Common Stock, and such shares of ZincFive Common

Stock having been approved for listing, subject to official notice of issuance; (vi) the accuracy of the representations and warranties of each of the parties to the Merger Agreement and the performance of the covenants and agreements of such parties subject, in each case, to customary standards; (vii) the completion of the Domestication; (viii) the Available Closing SPAC Cash not being less than $100,000,000; and (ix) approval by the SPKL shareholders to extend the time SPKL has to consummate an initial business combination pursuant to the terms of the SPKL organizational documents.

Fairness Opinion of Houlihan Capital, LLC

On June 10, 2026, Houlihan Capital rendered its oral opinion to the SPKL Board, which was reaffirmed by delivery of the Fairness Opinion, and based upon and subject to the assumptions made, procedures followed, matters considered and qualifications and limitations on the scope of review undertaken by Houlihan Capital, as set forth in the Fairness Opinion, the Business Combination is fair, from a financial point of view, to the unaffiliated shareholders of SPKL.

The full text of the written opinion of Houlihan Capital delivered to the SPKL Board, dated June 10, 2026, is attached as Annex M and incorporated by reference into this proxy statement/prospectus in its entirety. The opinion sets forth, among other things, the assumptions made, procedures followed, matters considered and qualifications and limitations on the scope of the review undertaken by Houlihan Capital in rendering its opinion. All shareholders of SPKL are urged to, and should, read the opinion carefully and in its entirety. The Fairness Opinion was directed to the SPKL Board and addressed only that the Business Combination is fair, from a financial point of view, to the unaffiliated shareholders of SPKL, as of the date of the opinion. The Fairness Opinion did not address any other aspect or implications of the Business Combination and does not constitute an opinion, advice or recommendation as to how any shareholder of SPKL should vote. In addition, the Fairness Opinion did not in any manner address the prices at which ZincFive Common Stock would trade following the consummation of the Business Combination or at any time. The summary of the Fairness Opinion set forth in this proxy statement/prospectus is qualified in its entirety by reference to the full text of the Fairness Opinion attached as Annex M hereto.

The SPKL Board’s Reasons for the Approval of the Business Combination

SPKL was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

The SPKL Board considered a number of factors pertaining to the Business Combination as generally supporting its decision to enter into the Merger Agreement, the Ancillary Documents and the Series A Preferred Investment Agreements and the Transactions, including the following factors:

•

Size of the Total Addressable Market. Legacy ZincFive operates in the immediate power solutions market, serving data center, artificial intelligence infrastructure, defense and critical infrastructure applications.

•

Differentiated Technology Platform. Legacy ZincFive’s proprietary nickel-zinc battery technology provides a differentiated immediate power solution with advantages in safety, sustainability and performance as compared to conventional lead-acid and lithium-ion alternatives.

•

Compelling Industry Tailwinds. Demand for reliable and sustainable immediate power solutions is expected to grow significantly, driven by the rapid expansion of data centers and AI infrastructure, increasing power density requirements, and growing regulatory and sustainability pressure on operators to reduce reliance on lead-acid and lithium-ion technologies.

•

Attractive Valuation. The SPKL Board believes the $600,000,000 equity value ascribed to Legacy ZincFive in the Business Combination is attractive as compared to a range of valuations given to comparable companies in connection with similar transactions and public and private financings based on the factors and analysis considered as further described under “— Selection of Legacy ZincFive”.

•

Secure Financing. The SPKL Board also considered that Legacy ZincFive was able to secure $106.5 million in aggregate from the Series A Preferred Investors, who committed to subscribe for Series A Preferred Stock in connection with the

Business Combination. The SPKL Board also considered that the Series A Preferred Investors consisted of a mix of existing Legacy ZincFive investors and investors with no prior investment in Legacy ZincFive.

•	Industry-Leading Management Team. Legacy ZincFive is managed by an experienced leadership team with deep expertise in battery technology, power electronics and the data center and defense markets.
•

Strategic Fit and Post-Closing Support. The SPKL Board considered the potential strategic benefits of SPKL’s and SparkLabs Group’s international relationships, technology ecosystem, capital- markets experience and business-development network. The SPKL Board believed these resources could assist ZincFive with its future geographic expansion, strategic partnerships, customer introductions and financing initiatives.

•

Fairness Opinion of the Financial Advisor to the SPKL Board. The SPKL Board considered the financial analyses reviewed by Houlihan Capital with the SPKL Board as well as the oral opinion of Houlihan Capital rendered to the SPKL Board on June 10, 2026, as to the fairness, from a financial point of view, of the Business Combination to the unaffiliated shareholders of SPKL. Houlihan Capital subsequently confirmed its opinion in writing. A copy of the Fairness Opinion is attached as Annex M to this proxy statement/prospectus.

•

Modification in Recommendation. As more fully described under the section entitled “The Business Combination Proposal,” pursuant to the Merger Agreement, the SPKL Board may withdraw, amend, qualify or modify its recommendation to SPKL shareholders that they vote in favor of the SPKL Stockholder Matters at any time prior to, but not after, the Domestication if it concludes in good faith, after consultation with its outside legal advisors and financial advisors, that the failure to make such a Modification in Recommendation would be a breach of fiduciary duties under applicable law.

•

Lock-Up. Subject to certain limited and customary exceptions with respect to permitted transfers, Legacy ZincFive Securityholders will be subject to a 180-day lock-up (12 months in the case of affiliates of ZincFive) in respect of the ZincFive Common Stock and other ZincFive securities issued to them as consideration in the Business Combination, which will provide important stability to the combined company. However, if the VWAP of ZincFive Common Stock equals or exceeds $12.00 for any 20 trading days within any 30 trading day period commencing 180 days after the Resale Registration Statement becomes effective, then the lock-up will expire.

•

Due Diligence. SPKL and its advisors, including WSGR, conducted a diligence review of Legacy ZincFive and its businesses and operations, including review of relevant material agreements and discussions with Legacy ZincFive management and Legacy ZincFive’s financial and legal advisors.

•

Accelerated Timeline. The SPKL Board favorably viewed Legacy ZincFive’s objective of completing a transaction in 2026, compared against Company E’s inability to complete a de-SPAC until late 2027, which posed a risk for SPKL including from its March 29, 2027 deadline to complete the transaction under its organizational documents.

•

Shareholder Approval. In connection with the Business Combination, SPKL’s Public Shareholders have the option to: (i) remain shareholders of the combined company; (ii) sell their Public Shares; or (iii) redeem their Public Shares for the Redemption Price, pursuant to the terms of SPKL’s organizational documents.

•

Negotiated Transaction. The financial and other terms and conditions of the Merger Agreement, the Ancillary Documents and the Series A Securities Purchase Agreement are reasonable and were the product of arm’s-length negotiations between SPKL and Legacy ZincFive.

The SPKL Board also considered a variety of risks and uncertainties and other potentially negative factors concerning the Business Combination, including the following:

•

Limited Operating History and Related Business Risks. The SPKL Board considered the risks to successful implementation of Legacy ZincFive’s long-term business plan and strategy in light of its operating history as a private company. Such risks included: (i) the risk that commercialization of Legacy ZincFive’s products at scale may be delayed or may not occur as anticipated, including risks that increasing customer demand may not be satisfied, product quality and reliability may not be sufficiently maintained, and the challenges of introducing new products and managing operational complexity associated with rapid growth; (ii) that Legacy ZincFive has incurred net losses since inception and may not be able to obtain necessary financing on terms favorable to it, or at all, whether in connection with the Business Combination or otherwise; (iii) risks relating to evolving technological standards and competition from incumbent and emerging power solutions providers, including lithium-ion and other battery technologies; (iv) macroeconomic and geopolitical risks, including risks to Legacy ZincFive’s supply chain and the impact of tariffs on components sourced from overseas markets; (v) risks associated with customer concentration, dependence on continued adoption of nickel-zinc technology, the timing and size of customer orders, lengthy qualification and purchasing cycles, backlog conversion, working-capital requirements and the timing of large deployments, each of which could result in variable revenue, cash-flow and quarterly financial performance.

•

Absence of Discounted Cash Flow Analysis. Legacy ZincFive did not provide financial forecasts relating to Legacy ZincFive in a form that permitted a discounted cash flow analysis to be performed. As such, no such analysis was performed with respect to Legacy ZincFive.

•

Intellectual Property Risks. The value of the intellectual property associated with Legacy ZincFive’s technology is based in part on Legacy ZincFive’s ability to use, protect and enforce its patents and other proprietary rights, which is not guaranteed and the inability to do so may expose Legacy ZincFive to the possible loss of competitive advantage.

•	Benefits May Not Be Achieved. The risk that the potential benefits of the Business Combination may not be fully achieved or may not be achieved within the expected timeframe.
•

Redemption Risk. The risk that a significant number of SPKL shareholders elect to redeem their Public Shares prior to the consummation of the Business Combination pursuant to SPKL’s organizational documents, thereby reducing the amount of cash available to ZincFive following the consummation of the Business Combination, which could adversely affect ZincFive or reduce the benefits to SPKL’s shareholders of the Business Combination. The SPKL Board noted in particular that, as of June 30, 2026, the aggregate amount on deposit in the Trust Account was approximately $25.8 million, representing a redemption price of approximately $11.54 per Public Share, and that the Available Closing SPAC Cash condition of $100,000,000 under the Merger Agreement is expected to be satisfied primarily through the proceeds of the Series A Preferred Stock Investment rather than the Trust Account.

•

Conflicts of Interest. The SPKL Board considered the conflicts of interest described under the section entitled “The Business Combination Proposal — Certain Interests of SPKL’s Directors and Officers and Others in the Business Combination,” including the Sponsor’s interest in completing the Business Combination to avoid the forfeiture of its investment in SPKL, the economic benefit to the Sponsor from the waiver of the Forward Purchase Agreement forfeiture obligation in connection with the ZincFive Business Combination specifically, and the consulting and board service fees payable to SPKL’s officers and directors.

•

Closing Conditions. The fact that completion of the Business Combination is conditioned on the satisfaction of certain closing conditions that are not within SPKL’s control, including the approval of Legacy ZincFive’s stockholders, and the consummation of the Series A Preferred Stock Investment.

•

Listing Risks. The challenges associated with preparing Legacy ZincFive, a private company, for the applicable disclosure and requisite internal controls, listing and audit requirements, corporate governance, and investor relations, to which ZincFive will be subject as a publicly traded company on a Stock Exchange, as well as associated compliance costs and the potential diversion of management resources from business operations.

•

Transaction Approvals and SEC Review. Completion of the Business Combination is subject to required corporate and stockholder approvals, the effectiveness of the registration statement filed with the SEC and other applicable regulatory requirements. The review process could result in delays, additional disclosure obligations or changes to the anticipated transaction timetable.

•

Litigation. The possibility of litigation challenging the Business Combination or that an adverse judgment granting permanent injunctive relief could indefinitely enjoin consummation of the Business Combination.

•	Fees and Expenses. The fees and expenses associated with completing the Business Combination, including the $3,500,000 deferred underwriting commission payable to Cantor upon consummation.
•	Other Risks. Various other risks associated with the business of Legacy ZincFive, as described in the section entitled “Risk Factors” appearing elsewhere in this proxy statement/prospectus.

The SPKL Board concluded that the potential benefits of the Business Combination outweighed the risks and uncertainties described above. The SPKL Board determined that there can be no assurance about future results, including results considered or expected as described in the factors listed above. This explanation of the SPKL Board’s reasons for the Business Combination and all other information presented in this section is forward-looking in nature and, therefore, should be read in light of the factors discussed under “Cautionary Note Regarding Forward-Looking Statements.”

For a more complete description of the SPKL Board’s reasons for approving the Merger Agreement, the Ancillary Documents and the Series A Securities Purchase Agreement and the transactions contemplated by such agreements, see the section entitled “The Business Combination Proposal — The SPKL Board’s Reasons for the Approval of the Business Combination.”

The Domestication Proposal

As a condition to Closing, pursuant to the terms of the Merger Agreement, the SPKL Board unanimously approved the Domestication Proposal. The Domestication Proposal, if approved by SPKL’s shareholders, will authorize a change of SPKL’s jurisdiction of incorporation from the Cayman Islands to the State of Delaware. Accordingly, while SPKL is currently governed by the Companies Act, upon the Domestication, ZincFive will be governed by the DGCL. There are differences between Cayman Islands corporate law and Delaware corporate law as well as between the Memorandum and Articles of Association and the Proposed Organizational Documents. Accordingly, SPKL encourages shareholders to carefully review the information in the section of this proxy statement/prospectus entitled “The Domestication Proposal — Comparison of Shareholder Rights under Applicable Corporate Law Before and After Domestication.”

In connection with the Domestication and in accordance with the Plan of Domestication, attached to this proxy statement/prospectus as Annex B: (i) each SPKL Class A Ordinary Share issued and outstanding immediately prior to the Domestication will remain outstanding and will automatically convert, on a one- for-one basis, into one share of ZincFive Common Stock; (ii) each SPKL Warrant will be automatically converted into a ZincFive Warrant on the same terms as the SPKL Warrants; and (iii) each SPKL Unit issued and outstanding will automatically be cancelled and each holder thereof will be entitled, per SPKL Unit, to one share of ZincFive Common Stock and one-half of one ZincFive Warrant. No fractional ZincFive Warrants will be issued in the process described in this clause (iii).

For additional information, see the section entitled “The Domestication Proposal” of this proxy statement/ prospectus.

The Stock Issuance Proposal

SPKL’s shareholders are also being asked to approve by ordinary resolution the Stock Issuance Proposal for purposes of complying with the applicable provisions of the Nasdaq Listing Rules.

Pursuant to Nasdaq Listing Rules 5635(a) and 5635(d), subject to certain exceptions, shareholder approval is required prior to the issuance of common stock, or of securities convertible into or exercisable for common stock, in any transaction or series of related transactions if: (i) the common stock has, or will have upon issuance, voting power equal to or in excess of 20% of the voting power outstanding before the issuance of such stock or of securities convertible into or exercisable for common stock or (ii) the number of shares of common stock to be issued is, or will be upon issuance, equal to or in excess of 20% of the number of shares of common stock outstanding before the issuance of the common stock or of securities convertible into or exercisable for common stock.

Additionally, pursuant to Nasdaq Listing Rule 5635(b), shareholder approval is required prior to the issuance of securities when the issuance or potential issuance will result in a change of control of SPKL.

Furthermore, pursuant to Nasdaq Listing Rule 5635(a)(2), a Nasdaq-listed company is required to obtain shareholder approval when such company proposes to issue securities to a director, officer or substantial security holder, if the number of shares of common stock to be issued, or the number of shares of common stock into which the securities may be convertible or exercisable, exceeds 1% of the number of shares of common stock outstanding before the issuance. The Nasdaq Listing Rules define a substantial stockholder as the holder of an interest of 5% or more of either the number of shares of common stock or the voting power outstanding of a Nasdaq-listed company. The Sponsor currently owns greater than 5% of the SPKL Ordinary Shares and is considered a substantial security holder of SPKL. The Sponsor will be receiving ZincFive Common Stock, or securities convertible into or exercisable for ZincFive Common Stock, in an amount exceeding 1% of the number of SPKL Ordinary Shares outstanding before the issuance.

Upon the Closing, SPKL expects to issue or reserve for issuance (i) up to an estimated            shares of ZincFive Common Stock to the Legacy ZincFive Securityholders in connection with the Business Combination; (ii) 10,441,174 shares of Series A Preferred Stock and Series A Preferred Investor Warrants; (iii)             shares of ZincFive Common Stock issuable upon conversion of the Series A Preferred Stock and upon exercise of the Series A Preferred Investor Warrants; (iv) an aggregate of 4,422,078 shares of ZincFive Common Stock to the Lead Purchaser and the First Tranche Bridge Investors, pursuant to the Sponsor Agreement; (v)             shares of ZincFive Common Stock issuable upon automatic conversion of Convertible Promissory Notes that will convert automatically into ZincFive Common Stock upon the consummation of the Business Combination; and (vi) any other shares of ZincFive Common Stock and securities convertible into or exercisable for ZincFive Common Stock pursuant to any additional subscription, purchase or similar agreements that SPKL has entered, or may enter, into prior to the Closing. SPKL may issue additional common stock and securities convertible into or exercisable for common stock pursuant to subscription, purchase or similar agreements it may enter into prior to Closing.

For additional information, see the section of this proxy statement/prospectus entitled “The Stock Issuance Proposal.”

The Organizational Documents Proposal

SPKL is seeking approval, by special resolution, of the Organizational Documents Proposal in connection with the replacement of the Memorandum and Articles of Association, under the Companies Act, with the Proposed Organizational Documents, under the DGCL, in accordance with the Domestication. The Proposed Certificate of Incorporation and the Proposed Bylaws differ materially from the Memorandum and Articles of Association. The key changes include, among other updates, (i) changing the corporate name from “Spark I Acquisition Corporation” to “ZincFive, Inc.,” (ii) changing the authorized capital stock, (iii) adopting Delaware as the exclusive forum for certain litigation, (iv) establishing a classified board divided into three classes, with one class elected each year and each class serving a three-year term, and (v) requiring a supermajority vote of at least 2/3 of the total voting power of outstanding voting securities to amend certain provisions of the Certificate of Incorporation and Bylaws.

For additional information, see the section of this proxy statement/prospectus entitled “The Organizational Documents Proposal.”

The Advisory Organizational Documents Proposals

SPKL is seeking approval of the Advisory Organizational Documents proposals in connection with the replacement of the SPKL current memorandum and articles of association with the Proposed Certificate of Incorporation and the Proposed Bylaws. These five proposals are being presented separately in accordance with SEC guidance to give shareholders the opportunity to present their separate views on important corporate governance provisions and will be voted upon on a non-binding advisory basis. This separate vote is not otherwise required by Cayman Islands or Delaware law, but pursuant to SEC guidance, SPKL is required to submit these provisions to its shareholders separately for approval. The shareholder votes regarding these proposals are advisory in nature, and are not binding on SPKL, the SPKL Board, ZincFive or the ZincFive Board.

A brief summary of each of the Advisory Organizational Documents Proposals is set forth below. These summaries are qualified in their entirety by reference to the complete text of the Proposed Certificate of Incorporation and the Proposed Bylaws.

Advisory Organizational Documents Proposal 5A — Under the Proposed Certificate of Incorporation and the Proposed Bylaws, the authorized capital stock of SPKL will change from 500,000,000 SPKL Class A Ordinary Shares, 50,000,000 SPKL Class B Ordinary Shares and 5,000,000 SPKL preferred shares to (i)           shares of ZincFive Common Stock and (ii)           shares of ZincFive Preferred Stock, each with a par value $0.0001 per share.

Advisory Organizational Documents Proposal 5B — The Proposed Certificate of Incorporation and the Proposed Bylaws will adopt: (i) Delaware as the exclusive forum for certain litigation; and (ii) the federal district courts of the United States as the exclusive forum for resolving actions arising under the Securities Act.

Advisory Organizational Documents Proposal 5C — Subject to applicable law and the rights of holders of ZincFive Preferred Stock, the Proposed Certificate of Incorporation and the Proposed Bylaws will permit the removal of a director only for cause and only upon the affirmative vote of holders of at least 66-2/3% of the voting power of all then-outstanding shares of stock entitled to vote generally in the election of directors, voting together as a single class.

Advisory Organizational Documents Proposal 5D — The Proposed Certificate of Incorporation and the Proposed Bylaws will require that any action taken by stockholders be effected at an annual or special meeting of stockholders and will prohibit stockholder action by written consent in lieu of a meeting.

Advisory Organizational Documents Proposal 5E — The Proposed Certificate of Incorporation will require the ZincFive Board, acting pursuant to a resolution adopted by a majority of the directors then serving on the ZincFive Board, and the affirmative vote of the holders of at least 66-2/3% of the voting power of all of the then outstanding shares of capital stock of ZincFive entitled to vote thereon, voting together as a single class, to alter, amend or repeal (whether by merger, consolidation, conversion or otherwise), or adopt any provision inconsistent with, Sections 5, 6 and 7 of the Proposed Certificate of Incorporation. The Proposed Bylaws will require the affirmative vote of the holders of at least 66-2/3% of the voting power of all of the then-outstanding shares of the capital stock of ZincFive entitled to vote thereon, voting together as a single class, for stockholders to adopt, amend or repeal the Proposed Bylaws

For additional information, see the section of this proxy statement/prospectus entitled “The Advisory Organizational Documents Proposals.”

The Incentive Plan Proposal

The SPKL Board will approve the 2026 Plan, subject to the approval of the SPKL shareholders. The purpose of the 2026 Plan is to provide a means whereby ZincFive can secure and retain the services of employees, directors and consultants; to provide incentives for such persons to exert maximum efforts for the success of ZincFive and its affiliates and to provide a means by which such persons may be given an opportunity to benefit from increases in value of ZincFive Common Stock through the granting of awards under the 2026 Plan. A copy of the 2026 Plan is included as Annex H to this proxy statement/prospectus.

For additional information, see the section of this proxy statement/prospectus entitled “The Incentive Plan Proposal.”

The Employee Stock Purchase Plan Proposal

The SPKL Board will approve the ESPP, subject to the approval of the SPKL shareholders. The purpose of the ESPP is to provide a means whereby ZincFive can align the long-term financial interests of its employees with the financial interests of its stockholders. A copy of the ESPP is included as Annex I to this proxy statement/prospectus.

For additional information, see the section of this proxy statement/prospectus entitled “The Employee Stock Purchase Plan Proposal.”

The Director Election Proposal

SPKL is proposing that its shareholders approve, effective upon the completion of the Business Combination, the election of            directors to serve staggered terms on the ZincFive Board until the 2027, 2028 and 2029 annual meetings of stockholders, respectively, and until their respective successors are duly elected and qualified.

For additional information, see the section of this proxy statement/prospectus entitled “The Director Election Proposal.”

The Adjournment Proposal

If, based on the tabulated vote, there are not sufficient votes at the time of the Extraordinary General Meeting to authorize SPKL to consummate the Business Combination because any of the Condition Precedent Proposals have not been approved (including as a result of the failure of any other cross- conditioned Condition Precedent Proposals to be approved), the SPKL Board may submit a proposal to the shareholders to approve by way of an ordinary resolution the adjournment of the Extraordinary General Meeting to a later date or dates, if necessary: (i) to permit further solicitation and vote of proxies in the event that there are insufficient votes for the approval of one or more proposals at the Extraordinary General Meeting; (ii) for the absence of a quorum; (iii) to allow reasonable additional time for the filing or mailing of any supplemental or amended disclosure that SPKL has determined in good faith after consultation with outside legal counsel is required under applicable law and for such supplemental or amended disclosure to be disseminated and reviewed by its shareholders prior to the Extraordinary General Meeting; or (iv) to engage with investors.

For additional information, see the section of this proxy statement/prospectus entitled “The Adjournment Proposal.”

Date, Time and Place of the Extraordinary General Meeting

The Extraordinary General Meeting will be held on           , 2026 at           , Eastern Time, electronically at           . There is no requirement to attend the Extraordinary General Meeting in person. Shareholders will be afforded the same rights and opportunities to vote, ask questions and participate as they would at an in-person Extraordinary General Meeting. In particular, shareholders may submit questions in advance of the Extraordinary General Meeting by following the instructions and rules of conduct on the Extraordinary General Meeting website. You can participate in the Extraordinary General Meeting and vote via live webcast by visiting           . The purpose of the Extraordinary General Meeting is to consider and vote on each Shareholder Proposal.

Registering for the Extraordinary General Meeting

You can pre-register to attend the virtual Extraordinary General Meeting starting on           , 2026 at            a.m., Eastern Time (three business days prior to the meeting date). Enter the URL address into your browser,            , enter your control number, name and email address. Once you pre-register you can vote or enter questions in the chat box. At the start of the Extraordinary General Meeting, you will need to log in again using your control number and will also be prompted to enter your control number if you vote during the Extraordinary General Meeting.

Shareholders who hold their investments through a bank or broker will need to contact the Transfer Agent to receive a control number. If you plan to vote at the Extraordinary General Meeting you will need to have a legal proxy from your bank or broker. If you would like to join and not vote, the Transfer Agent will issue you a guest control number with proof of ownership. In either case you must contact the Transfer Agent for specific instructions on how to receive the control number. The Transfer Agent can be contacted at 917-262-2373 or via email at proxy@continentalstock.com. Please allow up to 72 hours prior to the meeting for processing your control number.

If you do not have access to the internet, you can listen to the meeting by dialing 1-800-450-7155 (toll-free) (or 1-857-999-9155 if you are located outside the United States and Canada (standard rates apply)) and when prompted enter Conference ID           . Please note that you will not be able to vote or ask questions at the Extraordinary General Meeting if you choose to participate telephonically.

Voting Power; Record Date

SPKL shareholders will be entitled to vote or direct votes to be cast at the Extraordinary General Meeting if they owned SPKL Ordinary Shares at the close of business on           , 2026, which is the Record Date for the Extraordinary General Meeting. Shareholders will have one vote for each SPKL Ordinary Share owned at the close of business on the Record Date. If your shares are held in “street name” or are in a margin or similar account, you should contact your broker, bank or other nominee to ensure that votes related to the shares you beneficially own are properly counted. SPKL Warrants do not have voting rights. At the close of business on the Record Date for the Extraordinary General Meeting, there were SPKL Ordinary Shares outstanding, of which            were issued and outstanding Public Shares, the rest being held by the Sponsor.

Quorum and Vote of SPKL Shareholders

The presence, in person, virtually or by proxy, of shareholders holding not less than one-third of the issued and outstanding SPKL Ordinary Shares entitled to vote at the Extraordinary General Meeting constitutes a quorum at the Extraordinary General Meeting. The Sponsor which owns            % of the issued and outstanding SPKL Ordinary Shares as of the Record Date, will count toward this quorum. As a result, as of the Record Date, in addition to the shares of the Sponsor,             SPKL Ordinary Shares held by Public Shareholders would be required to be presented at the Extraordinary General Meeting to achieve a quorum.

Abstentions will be considered present for the purposes of establishing a quorum but, as a matter of Cayman Islands law, will not constitute votes cast at the Extraordinary General Meeting and therefore will have no effect on the approval of the proposals voted upon at the Extraordinary General Meeting.

The Sponsor and each director and officer of SPKL who holds shares of SPKL have agreed to vote in favor of the Business Combination, and to waive their redemption rights in connection with the Closing with respect to any SPKL Ordinary Shares held by them. None of the Sponsor, directors or officers received separate consideration for their waiver of redemption rights. The SPKL Ordinary Shares held by the Sponsor will be excluded from the pro rata calculation used to determine the per-share Redemption Price. As of the Record Date, the Sponsor owns          % of the issued and outstanding SPKL Ordinary Shares. As a result, SPKL would need only          , or approximately          %, of the Public Shares not held by affiliates, to be voted in favor of the Business Combination to approve the Business Combination Proposal (assuming all outstanding shares are voted).

The proposals presented at the Extraordinary General Meeting require the following votes:

•

Business Combination Proposal — The approval of the Business Combination Proposal requires an ordinary resolution, being the affirmative vote of the holders of a majority of the SPKL Ordinary Shares who, being present in person, virtually or by proxy and entitled to vote at the Extraordinary General Meeting, vote in favor of the Business Combination Proposal at the Extraordinary General Meeting. The Business Combination does not require the approval of a majority of the unaffiliated securityholders of SPKL.

•

Domestication Proposal — The approval of the Domestication Proposal requires a special resolution under the Companies Act and the Memorandum and Articles of Association, being the affirmative vote of the holders of at least two-thirds of the votes cast by the holders of the issued SPKL Ordinary Shares, voting together as a single class, who, being present in person, virtually or by proxy and entitled to vote at the Extraordinary General Meeting, vote in favor of the Domestication Proposal at the Extraordinary General Meeting. Pursuant to Article 182 of the Memorandum and Articles of Association, with respect to any vote on the Domestication, holders of SPKL Class B Ordinary Shares will have ten votes for every SPKL Class B Ordinary Share and holders of SPKL Class A Ordinary Shares will have one vote for every SPKL Class A Ordinary Share.

•

Stock Issuance Proposal — The approval of the Stock Issuance Proposal requires an ordinary resolution, being the affirmative vote of the holders of a majority of the SPKL Ordinary Shares who, being present in person, virtually or by proxy and entitled to vote at the Extraordinary General Meeting, vote in favor of the Stock Issuance Proposal at the Extraordinary General Meeting.

•

Organizational Documents Proposal — The approval of the Organizational Documents Proposal requires a special resolution under the Companies Act and the Memorandum and Articles of Association, being the affirmative vote of the holders of at least two-thirds of the votes cast by the holders of the issued SPKL Ordinary Shares, voting together as a single class, who, being present in person, virtually or by proxy and entitled to vote at the Extraordinary General Meeting, vote in favor of the Organizational Documents Proposal at the Extraordinary General Meeting.

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Advisory Organizational Documents Proposals — The approval of the Advisory Organizational Documents Proposals requires an ordinary resolution, being the affirmative vote of the holders of a majority of the SPKL Ordinary Shares who, being present in person, virtually or by proxy and entitled to vote at the Extraordinary General Meeting, vote in favor of the Advisory Organizational Documents Proposals at the Extraordinary General Meeting.

•

Incentive Plan Proposal — The approval of the Incentive Plan Proposal requires an ordinary resolution, being the affirmative vote of the holders of a majority of the SPKL Ordinary Shares who, being present in person, virtually or by proxy and entitled to vote at the Extraordinary General Meeting, vote in favor of the Incentive Plan Proposal at the Extraordinary General Meeting.

•

Employee Stock Purchase Plan Proposal — The approval of the Employee Stock Purchase Plan Proposal requires an ordinary resolution, being the affirmative vote of the holders of a majority of the SPKL Ordinary Shares who, being present in person, virtually or by proxy and entitled to vote at the Extraordinary General Meeting, vote in favor of the Employee Stock Purchase Plan Proposal at the Extraordinary General Meeting.

•

Director Election Proposal — Pursuant to Article 96 of the Memorandum and Articles of Association, the approval of the Director Election Proposal requires an ordinary resolution of the holders of the SPKL Class B Ordinary Shares (only), being the affirmative vote of a simple majority of the votes cast by the holders the SPKL Class B Ordinary Shares who, being present in person, virtually or by proxy and entitled to vote at the Extraordinary General Meeting, vote in favor of the Director Election Proposal at the Extraordinary General Meeting.

•

Adjournment Proposal — The approval of the Adjournment Proposal requires an ordinary resolution, being the affirmative vote of the holders of a majority of the SPKL Ordinary Shares who, being present in person, virtually or by proxy and entitled to vote at the Extraordinary General Meeting, vote in favor of the Adjournment Proposal at the Extraordinary General Meeting.

Redemption Rights

Pursuant to the Memorandum and Articles of Association, a Public Shareholder may request to redeem all or a portion of its Public Shares for cash if the Business Combination is consummated. As a holder of Public Shares, you will be entitled to receive cash for any Public Shares to be redeemed only if you:

(i)

(A) hold Public Shares; or (B) hold Public Shares through SPKL Units and elect to separate your SPKL Units into the underlying Public Shares and Public Warrants prior to exercising your redemption rights with respect to the Public Shares;

(ii)

submit a written request to the Transfer Agent, including the legal name, phone number and address of the beneficial owner of the Public Shares for which redemption is requested, that ZincFive redeem all or a portion of your Public Shares for cash; and

(iii)	deliver your share certificates for Public Shares (if any) along with the redemption forms to the Transfer Agent, physically or electronically through DTC.

Holders must complete the procedures for electing to redeem their Public Shares in the manner described above prior to 5:00 p.m., Eastern Time, on          , 2026 (two business days before the initially scheduled date of the Extraordinary General Meeting) for their Public Shares to be redeemed.

Each SPKL Unit issued and outstanding immediately prior to the Domestication will automatically be cancelled and each holder will be entitled, per SPKL Unit, to one share of ZincFive Common Stock and one-half of one ZincFive Warrant. Public Shareholders may elect to redeem all or a portion of the Public Shares held by them regardless of if or how they vote in respect of the Business Combination Proposal. If the Business Combination is not consummated, the Public Shares will be returned to the respective holder, broker or bank. If the Business Combination is consummated, and if a Public Shareholder properly exercises its right to redeem all or a portion of the Public Shares that it holds and timely delivers the certificates for its shares (if any) along with the redemption forms to the Transfer Agent, SPKL will effect the redemption of such Public Shares while SPKL remains a Cayman Islands exempted company. The Redemption Price, equal to a per-share price, payable in cash, equal to the pro rata portion of the aggregate amount then on deposit in the Trust Account, calculated as of two business days prior to the Closing, including interest earned on the Trust Account (net of taxes paid or payable, if any), will be paid promptly following the Closing. For illustrative purposes, as of          , 2026, this would have amounted to approximately $          per issued and outstanding Public Share. If a Public Shareholder exercises its redemption rights in full, then it will be electing to exchange its Public Shares for cash and will no longer own Public Shares. See the section of the proxy statement/prospectus entitled “Extraordinary General Meeting of SPKL — Redemption Rights” for a detailed description of the procedures to be followed if you wish to redeem your Public Shares for cash.

Any request for redemption, once made by a holder of SPKL Class A Ordinary Shares, may not be withdrawn following the Redemption Deadline, unless the SPKL Board determines (in its sole discretion) to permit such withdrawal of a redemption request (which it may do in whole or in part).

Any corrected or changed written exercise of redemption rights must be received by the Transfer Agent prior to the Redemption Deadline and, following such deadline, with SPKL’s consent, prior to the Extraordinary General Meeting. No request for redemption will be honored unless the holder’s shares have been delivered (either physically or electronically through DTC) to the Transfer Agent by 5:00 p.m., Eastern Time, on          , 2026 (two business days prior to the initially scheduled date of the Extraordinary General Meeting).

Notwithstanding the foregoing, without our prior consent, a Public Shareholder, together with any affiliate of such Public Shareholder or any other person with whom such Public Shareholder is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Exchange Act), will be restricted from redeeming its Public Shares with respect to more than an aggregate of 15% of the Public Shares sold in the IPO. Accordingly, if a Public Shareholder, alone or acting in concert or as a group, seeks to redeem more than 15% of the Public Shares sold in the IPO, then any such shares in excess of that 15% limit would not be redeemed for cash, without our prior consent.

The Sponsor, officers and directors have agreed to, among other things, vote in favor of the Business Combination and waive their redemption rights in connection with the Closing with respect to any SPKL Ordinary Shares held by them. As of the Record Date, the Sponsor owns          % of the issued and outstanding SPKL Ordinary Shares.

Holders of SPKL Warrants will not have redemption rights with respect to the SPKL Warrants.

Appraisal Rights

Neither SPKL’s shareholders nor the holders of Public Warrants have appraisal rights in connection with the Business Combination or the Domestication under the Companies Act or under the DGCL.

Proxy Solicitation

This proxy solicitation is being made by mail but also may be made by telephone or in person. SPKL has engaged Advantage Proxy, Inc. to assist in the solicitation of proxies for the Extraordinary General Meeting. SPKL and its directors and officers and employees may also solicit proxies in person. SPKL will ask banks, brokers and other institutions, nominees and fiduciaries to forward this proxy statement/prospectus and the related proxy materials to their principals and to obtain their authority to execute proxies and voting instructions.

If a SPKL shareholder grants a proxy, it may still vote its shares in person or virtually if it revokes its proxy before the Extraordinary General Meeting. A shareholder also may change its vote by submitting a later- dated proxy as described in the section of this proxy statement/prospectus entitled “Extraordinary General Meeting of SPKL — Revoking Your Proxy.”

Certain Interests of SPKL’s Directors and Officers and Others in the Business Combination

When you consider the recommendation of the SPKL Board in favor of approval of the Business Combination Proposal and the other Shareholder Proposals, you should keep in mind that the Sponsor and certain of SPKL’s directors and executive officers have interests in such Shareholder Proposals that are different from, or in addition to, those of SPKL’s shareholders and holders of Public Warrants generally.

In particular:

•

The Sponsor has invested in SPKL an aggregate of $8,515,535, comprised of $25,000 purchase price for the 6,870,130 Founder Shares and $8,490,535 purchase price for the 8,490,535 Private Placement Warrants. Up to 448,052 of the Founder

Shares were subject to forfeiture by the Sponsor depending on the extent to which the underwriter’s over-allotment option was exercised and pursuant to the Letter Agreement, and up to 3,435,065 of the Founder Shares were subject to forfeiture if the Forward Purchaser exercises its right to terminate or reduce its commitment to purchase forward purchase securities pursuant to the Forward Purchase Agreement or in the event of SPKL’s liquidation and subsequent dissolution. On October 10, 2023, at the request of SPKL, Cantor informed SPKL that it will not be exercising the over-allotment option. As a result, the Sponsor forfeited an aggregate of 448,052 Founder Shares, and such forfeited shares were cancelled by SPKL prior to the consummation of the IPO. Additionally, pursuant to the Sponsor Agreement, the Letter Agreement was amended to provide that the Sponsor will not be obligated to surrender any Founder Shares (or any SPKL Class A Ordinary Share issued upon the conversion thereof) as a result of the Forward Purchaser not fulfilling its commitment under the Forward Purchase Agreement. Accordingly, no forfeiture of Founder Shares as contemplated under the Letter Agreement will occur in connection with the Business Combination regardless of whether the Forward Purchaser fulfills its commitment. On April 1, 2022, the Sponsor sold and transferred a total of 850,000 Founder Shares to certain of SPKL’s officers and directors, at a purchase price equal to the par value per share, and on July 8, 2025, in connection with the First Extension Meeting, the Sponsor converted 4,000,000 SPKL Class B Ordinary Shares into 4,000,000 SPKL Class A Ordinary Shares on a one-for-one basis. The Sponsor currently holds 4,000,000 SPKL Class A Ordinary Shares, 1,572,078 SPKL Class B Ordinary Shares and 8,490,535 Private Placement Warrants. Assuming a trading price of $          per SPKL Class A Ordinary Share and $          per Public Warrants (based upon the respective closing price of the SPKL Class A Ordinary Shares and Public Warrants on Nasdaq on          , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus) and after giving effect to the Sponsor’s forfeiture of (i) 3,500,000 shares of ZincFive Common Stock to be issued to the Lead Purchaser, (ii) 922,078 shares of ZincFive Common Stock to be issued to the First Tranche Bridge Investors, (iii) 2,786,867 ZincFive Warrants to be reserved for issuance as stock options under the 2026 Plan and (iv) 1,458,400 ZincFive Warrants to be issued to certain of the Bridge Investors, each pursuant to the Sponsor Agreement, the 1,150,000 shares of ZincFive Common Stock and the 4,245,268 ZincFive Warrants issuable to the Sponsor in connection with the Business Combination, in each case if unrestricted and freely tradable, would have an implied aggregate market value of $          million. However, given such shares of ZincFive Common Stock will be subject to lockup restrictions, we believe such shares currently have less value. Even if the trading price of the Public Shares are as low as approximately $7.40 per share, the value of the Founder Shares would be equal to the Sponsor’s initial aggregate investment in SPKL. As a result, if the Business Combination is completed, the Sponsor is likely to be able to make a profit on its initial investment in SPKL at a time when the Public Shares have lost significant value. On the other hand, if the Business Combination is not approved and SPKL is unable to complete another business combination within the Combination Period, the Sponsor may lose its entire investment in SPKL.

•

The Sponsor may lose its entire investment in SPKL if the Business Combination Proposal is not approved and SPKL does not complete another business combination by March 29, 2027, or such earlier date as the SPKL Board may approve or such later date as the shareholders may approve in accordance with the Memorandum and Articles of Association. If SPKL is unable to complete an initial business combination within the Combination Period, SPKL will as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (net of taxes paid or payable, if any and up to $100,000 of interest to pay liquidation expenses), divided by the number of the then issued Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to our obligations under Cayman Islands law to provide for claims of creditors and other requirements of applicable law. In such event, the 4,000,000 SPKL Class A Ordinary Shares, 1,572,078 SPKL Class B Ordinary Shares and 8,490,535 Private Placement Warrants currently held by the Sponsor may be worthless.

•

On April 1, 2022, the Sponsor sold and transferred 850,000 Founder Shares to certain of SPKL’s officers and directors, at a purchase price equal to the par value per share. Such shares are not subject to forfeiture in the event the Forward Purchaser elects to terminate or reduce its commitment under the Forward Purchase Agreement. Assuming a trading price of $          per SPKL Class A Ordinary Share (based upon the respective closing price of the SPKL Class A Ordinary Shares on Nasdaq on          , 2026, the most recent practicable date prior to the date of this proxy statement/ prospectus), the 850,000 shares of ZincFive Common Stock issuable to such officers and directors in connection with the Business Combination, in each case if unrestricted and freely tradable, would have an implied aggregate market value of $          million. However, given such shares of ZincFive Common Stock will be subject to lockup restrictions, we believe such shares currently have less value. Even if the trading price of the Public Shares are as low as the par value, the value of the Founder Shares would be equal to such officers’ and directors’ investment in SPKL. As a result, if the Business Combination is completed, such officers and directors are likely to each be able to make a substantial profit on his or her investment in SPKL at a time when the Public Shares have lost significant value. On the other hand, if the Business Combination is not approved and SPKL is unable to complete another business combination within the Combination Period, such officers and directors may lose their entire investment in SPKL.

•

On January 28, 2025, SPKL issued to the Sponsor the Convertible Note in the principal amount of up to $1,900,000, of which $1,900,000 is outstanding. The Convertible Note does not bear interest and is repayable upon the consummation of the Business Combination, with the Sponsor having the option to convert up to $1,500,000 of the outstanding principal balance into Working Capital Warrants, at a price of $1.00 per warrant upon consummation of the Business Combination. If the Sponsor elects to convert the outstanding principal balance into Working Capital Warrants, assuming a trading price of $          per Public Warrants (based upon the closing price of the Public Warrants on Nasdaq on          , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus) and after giving effect to the forfeiture of 50% of any ZincFive Warrants issued as a result of the conversion of such Working Capital Warrants pursuant to the Sponsor Agreement, the          ZincFive Warrants issuable to the Sponsor as of          , 2026 in connection with the Business Combination, if unrestricted and freely tradable, would have an implied aggregate market value of $          million. If the Business Combination is not approved and SPKL does not consummate a business combination within the Combination Period, the Convertible Note will not be repaid and all amounts owed under it will be forgiven.

•

SPKL also issued to the Sponsor the Non-Convertible Note in the principal amount of up to $2,500,000 of which $          was outstanding as of          , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. The Non-Convertible Note is repayable upon the earlier of the consummation of the Business Combination and the last day that SPKL has to complete a business combination, but no proceeds held in the Trust Account may be used to repay the Non-Convertible Note. If the Business Combination is not approved and SPKL does not consummate a business combination within the Combination Period, then the note held by the Sponsor may be worthless.

•

The Sponsor has agreed that it will be liable to SPKL if and to the extent any claims by any third party for services rendered or products sold to SPKL (other than SPKL’s independent registered public accounting firm), or by any prospective target business with which SPKL has discussed entering into a transaction agreement, reduce the amounts in the Trust Account below the lesser of (i) 10.05 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the liquidation date if less than $10.05 per Public Share due to reductions in the value of the trust assets, in each case net of amounts that may be withdrawn to pay SPKL’s tax obligations. This liability does not apply to any claims by a third party or prospective target business that executed a waiver of all rights to seek access to the Trust Account.

•

The Sponsor and SPKL’s officers and certain directors may lose their entire investment in SPKL and may not be reimbursed for fees due or out-of-pocket expenses if the Business Combination is not consummated within the Combination Period. As of          , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus, the Sponsor and SPKL’s officers and directors are awaiting reimbursement for $              of such fees and expenses, which would be reimbursed at Closing.

•

The Sponsor and SPKL’s directors and officers have agreed to vote their SPKL Ordinary Shares in favor of the Business Combination Proposal and each other Shareholder Proposal, and to waive redemption rights and rights to liquidating distributions from the Trust Account with respect to shares held by them (other than Public Shares), if SPKL fails to consummate an initial business combination.

•

SPKL’s existing officers and directors will be eligible for continued indemnification and continued coverage under a tail directors’ and officers’ liability insurance policy for a period of six years after the Business Combination.

•

Pursuant to the A&R Registration Rights Agreement, the Sponsor will have customary registration rights, including demand and piggy-back rights, subject to customary requirements and conditions with respect to the ZincFive Common Stock and ZincFive Warrants held by it following the consummation of the Business Combination.

As a result of the foregoing interests, the Sponsor and SPKL’s directors and officers will benefit from the completion of a business combination and may be incentivized to complete an acquisition of a less favorable target company or on terms that would be less favorable to Public Shareholders. In the aggregate, the Sponsor and SPKL’s directors and officers have capital at risk that depends, in whole or in part upon the completion of a business combination. With respect to SPKL’s directors and officers, such amount consists of 850,000 shares of ZincFive Common Stock issuable upon a one-for-one conversion of all the SPKL Ordinary Shares held by such directors and officers, with an implied aggregate market value of $ million (based upon the closing price of SPKL Class A Ordinary Shares of $          on Nasdaq on, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus) and with respect to the Sponsor, such amount consists of (i) 1,150,000 shares of ZincFive Common Stock issuable upon a one-for- one conversion of all of the SPKL Ordinary Shares held by Sponsor, with an implied aggregate market value of $          million (based upon the closing price of SPKL Class A Ordinary Shares of $          on Nasdaq on          , 2026, the most recent practicable date prior to the date of this proxy statement/ prospectus), which reflects the forfeiture of (a) 3,500,000 shares to be issued to the Lead Purchaser and (b) 922,078 shares to be issued to the First Tranche Bridge Investors, each pursuant to the Sponsor Agreement; (ii) 4,245,268 ZincFive Warrants issuable upon a one-for-one conversion of all of the Private Placement Warrants held by the Sponsor, with an implied aggregate market value of $          million (based upon the closing price of the redeemable Public Warrants of $          on Nasdaq on          , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus), which reflects the forfeiture of (a)           2,786,867 ZincFive Warrants to be reserved for issuance as stock options under the 2026 Plan and (b)           1,458,400 ZincFive Warrants to be issued to certain of the Bridge Investors, each pursuant to the Sponsor Agreement; (iii) 750,000 ZincFive Warrants issuable upon a one-for-one conversion of all of the Working Capital Warrants to be held by the Sponsor, assuming full conversion of $1,500,000 of the unpaid principal balance of the Convertible Note into Working Capital Warrants, of which $          million is outstanding as of          , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus, with an implied aggregate market value of $          million (based upon the closing price of the Public Warrants of $          on Nasdaq on          , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus), which reflects the forfeiture of 50% of such warrants to be reserved for issuance as stock options under the 2026 Plan pursuant to the Sponsor Agreement; (iv) $          representing repayment of the remainder of the outstanding balance of the Convertible Note; (v) $          representing repayment of the Non-Convertible Note, of which $          million is outstanding, which includes an aggregate of $          in Contributions deposited into the Trust Account; and (vi) $                representing reimbursement of out-of-pocket expenses incurred by the Sponsor in connection with identifying, investigating and completing an initial business combination, as further described below, each as of     , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. In no event will the Sponsor or any of SPKL’s existing officers or directors or any of their respective affiliates be paid any finder’s fee, consulting fee or other compensation prior to, or for any services rendered to effectuate, the completion of the Business Combination, other than the fees, and reimbursement of out-of-pocket expenses described herein.

The Sponsor and its affiliates are active investors across a number of different investment platforms, which SPKL and Sponsor believe improved the volume and quality of opportunities that were available to SPKL. However, it also creates potential conflicts and the need to allocate investment opportunities across multiple investment vehicles. In order to provide the Sponsor with the flexibility to evaluate opportunities across these platforms, the Memorandum and Articles of Association provide that SPKL renounces its interest in any business combination opportunity that (i) may be a corporate opportunity for any of the Sponsor, SPKL’s directors or officers or their affiliates, on the one hand, and SPKL, on the other, or (ii) the presentation of which would breach an existing legal obligation of SPKL’s director or officer to any other entity. This waiver allows the Sponsor and its affiliates to allocate opportunities based on a combination of the objectives, including the fundraising needs of the target and the investment objectives of the investment vehicle. SPKL is not aware of any such conflict or opportunity being presented to any founder, director or officer of SPKL nor does it believe that the waiver of the corporate opportunities doctrine otherwise had a material impact on its search for an acquisition target.

The existence of financial and personal interests of one or more of SPKL’s directors may result in a conflict of interest on the part of such directors between what they may believe is in the best interests of SPKL and its shareholders and what they may believe is best for themselves in determining to recommend that shareholders vote for the Shareholder Proposals.

The financial and personal interests of the Sponsor and its affiliates, as well as SPKL’s directors and officers, may have influenced their motivation in identifying and selecting Legacy ZincFive as a business combination target, completing an initial business combination with Legacy ZincFive and influencing the operation of the business following the initial business combination. In considering the recommendations of the SPKL Board to vote for the Shareholder Proposals, its shareholders should consider these interests.

Material Financing Transactions of SPKL

Prior to the IPO, the Sponsor paid $25,000, or approximately $0.004 per share, to cover certain expenses on our behalf in consideration of 6,870,130 Founder Shares, and on April 1, 2022, the Sponsor sold and transferred a total of 850,000 Founder Shares to certain of SPKL’s officers and directors, at a purchase price equal to the par value per share. Up to 448,052 Founder Shares were subject to forfeiture by the Sponsor depending on the extent to which the underwriter’s over-allotment option was exercised, and pursuant to the Letter Agreement, and up to 3,435,065 Founder Shares were subject to forfeiture if the Forward Purchaser exercises its right to terminate or reduce its commitment to purchase forward purchase securities pursuant to the Forward Purchase Agreement or in the event of SPKL’s liquidation and subsequent dissolution. On October 10, 2023, at the request of SPKL, Cantor informed SPKL that it will not be exercising the over-allotment option. As a result, the Sponsor forfeited an aggregate of 448,052 Founder Shares, and such forfeited shares were cancelled by SPKL prior to the consummation of the IPO. Additionally, pursuant to the Sponsor Agreement, the Letter Agreement was amended to provide that the Sponsor will not be obligated to surrender any Founder Shares (or any SPKL Class A Ordinary Share issued upon conversion thereof) as a result of the Forward Purchaser not fulfilling its commitment under the Forward Purchase Agreement. Accordingly, no forfeiture of Founder Shares as contemplated under the Letter Agreement will occur in connection with the Business Combination regardless of whether the Forward Purchaser fulfills its commitment.

Since the IPO, the following material financing transactions have occurred or will occur in connection with the consummation of the Business Combination: (i) simultaneously with the consummation of the IPO, the Sponsor purchased an aggregate of 8,490,535 Private Placement Warrants, at a price of $1.00 per warrant in a private placement, generating total proceeds of $8,490,535; (ii) on January 28, 2025, SPKL issued the Convertible Note in the principal amount of up to $1,900,000 to the Sponsor, of which $1,900,000 is outstanding, which does not bear interest and is repayable upon the consummation of the Business Combination, with the Sponsor having the option to convert up to $1,500,000 of the outstanding principal balance into Working Capital Warrants, at a price of $1.00 per warrant upon consummation of the Business Combination; (iii) on June 25, 2025, SPKL issued the Non-Convertible Note in the principal amount of up to $2,500,000 of which $            was outstanding as of           , 2026, which does not bear interest and is repayable upon the earlier of the consummation of the Business Combination and the last day that SPKL has to complete a business combination; (iv) following the approval of the First Extension at the First Extension Meeting, SPKL committed to make the First Extension Contributions into the Trust Account in an amount equal to the lesser of (A) $0.015 for each outstanding SPKL Class A Ordinary Share and (B) $55,000, up to a maximum aggregate amount of $825,000, to extend SPKL’s time period to consummate a business combination from July 11, 2025 to September 29, 2026; (v) following the approval of the Second Extension at the Second Extension Meeting, SPKL committed to make the Second Extension Contributions into the Trust Account in an amount equal to $0.015 for each outstanding SPKL Class A Ordinary Share, up to a maximum aggregate amount of $201,304, to extend SPKL’s time period to consummate a business combination from September 29, 2026 to March 29, 2027, with aggregate deposits of $         having been made into the Trust Account through         , 2026; and (vi) the Series A Preferred Investment. The Non-Convertible Note, which includes the aggregate amount of the Contributions deposited into the Trust Account, and $            of the Convertible Note will be repaid upon the consummation of the Business Combination, except that, with respect to the Convertible Note, up to $1,500,000 of the outstanding principal balance may be converted at the Sponsor’s option into Working Capital Warrants with terms identical to the Private Placement Warrants at a price of $1.00 per warrant, pursuant to the Sponsor Agreement.

Sponsor Compensation

The Sponsor currently holds 4,000,000 SPKL Class A Ordinary Shares and 1,572,078 SPKL Class B Ordinary Shares. The compensation and securities received or to be received by the Sponsor in connection with the Business Combination and related transactions upon the consummation of the Business Combination is: (i)           1,150,000 shares of ZincFive Common Stock issuable upon a one-for-one conversion of all of the SPKL Ordinary Shares held by Sponsor, with an implied aggregate market value of $            million (based upon the closing price of SPKL Class A Ordinary Shares of $            on Nasdaq on           , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus), which reflects the forfeiture of (a) 3,500,000 shares to be issued to the Lead Purchaser and (b) 922,078 shares to be issued to the First Tranche Bridge Investors, each pursuant to the Sponsor Agreement; (ii) 4,245,268 ZincFive Warrants issuable upon a one-for-one conversion of all of the Private Placement Warrants held by the Sponsor, with an implied aggregate market value of $            million (based upon the closing price of the redeemable Public Warrants of $            on Nasdaq on           , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus), which reflects the forfeiture of (a) 2,786,867 ZincFive Warrants to be reserved for issuance as stock options under the 2026 Plan and (b) 1,458,400 ZincFive Warrants to be issued to certain of the Bridge Investors, each pursuant to the Sponsor Agreement; (iii) 750,000 ZincFive Warrants issuable upon a one-for-one conversion of all of the Working Capital Warrants to be held by the Sponsor, assuming full conversion of $1,500,000 of the unpaid principal balance of the Convertible Note into Working Capital Warrants, of which $            million is outstanding as of           , 2026, the most recent practicable date prior date of this proxy statement/prospectus, with an implied aggregate market value of $            million (based upon the closing price of the Public Warrants of $            on Nasdaq on, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus), which reflects the forfeiture of 50% of such warrants to be reserved for issuance as stock options under the 2026 Plan pursuant to the Sponsor Agreement; (iv) $            representing repayment of the remainder of the outstanding balance of the Convertible Note; (v) $            representing repayment of the Non-Convertible Note, of which $            million is outstanding, which includes an aggregate of $            in Contributions deposited into the Trust Account; and (vi) reimbursement of out-of-pocket expenses incurred by the Sponsor in connection with identifying, investigating and completing an initial business combination, as further described below, each as of           , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. In no event will the Sponsor or any of SPKL’s existing officers or directors or any of their respective affiliates be paid any finder’s fee, consulting fee or other compensation prior to, or for any services rendered to effectuate, the completion of the Business Combination, other than the fees, reimbursement of out-of-pocket expenses described herein.

Set forth below is a summary of the price paid and the amount of compensation and securities received or to be received by the Sponsor in connection with the Business Combination and related transactions:

	Securities to be Received	Other Compensation
Sponsor

1,150,000 shares of ZincFive Common Stock, to be issued upon a one-for-one conversion of all of the SPKL Class A Ordinary Shares and SPKL Class B Ordinary Shares held by the Sponsor, which reflects the forfeiture of (i) 3,500,000 shares to be issued to the Lead Purchaser and (ii) 922,078 shares to be issued to the First Tranche Bridge Investors, each pursuant to the Sponsor Agreement. The Founder Shares were initially acquired by the Sponsor for a total subscription price of $25,000.(1)

4,245,268 ZincFive Warrants, to be issued upon a one-for-one conversion of all of the Private Placement Warrants held by the Sponsor, which reflects the forfeiture of (i) 2,786,867 ZincFive Warrants to be reserved for issuance as stock options under the 2026 Plan and (ii) 1,458,400 ZincFive Warrants to be issued to certain of the Bridge Investors, each pursuant to the Sponsor Agreement. The Private Placement Warrants were initially acquired by the Sponsor with the closing of the IPO at a price of a $1.00 per Private Placement Warrant, for a total purchase price of $8,490,535.(2)

750,000 ZincFive Warrants to be issued upon a one-for-one conversion of all of the Working Capital Warrants to be held by Sponsor, assuming full conversion of $1,500,000 of the unpaid principal balance of the Convertible Note into Working Capital Warrants at a price of $1.00 per warrant at the Closing, which reflects the forfeiture of 50% of such warrants to be reserved for issuance as stock options under the 2026 Plan pursuant to the Sponsor Agreement.(3)

The Sponsor has advanced approximately $         million to SPKL under the Non-Convertible Note, which includes an aggregate of $         in Contributions deposited into the Trust Account as of         , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus, all of which will be repaid in cash.

The Sponsor has advanced approximately $million to SPKL under the Convertible Note, as of          , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus, of which $         will be repaid in cash.(3)

$               in reimbursement of out-of-pocket expenses incurred by the Sponsor in connection with identifying, investigating and completing an initial business combination, as of            , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. In no event will the Sponsor be paid any finder’s fee, consulting fee or other compensation prior to, or for any services rendered to effectuate, the completion of the Business Combination, other than such reimbursement.

(1)

On December 8, 2021, the Sponsor acquired 6,870,130 Founder Shares for a total of $25,000. Up to 448,052 of such shares were subject to forfeiture by the Sponsor depending on the extent to which the underwriter’s over-allotment option was exercised and pursuant to the Letter Agreement, up to 3,435,065 of such shares were subject to forfeiture if the Forward Purchaser exercises its right to terminate or reduce its commitment to purchase forward purchase securities pursuant to the Forward Purchase Agreement or in the event of SPKL’s liquidation and subsequent dissolution. On October 10, 2023, at the request of SPKL, Cantor informed SPKL that it will not be exercising the over-allotment option. As a result, the Sponsor forfeited an aggregate of 448,052 Founder Shares, and such forfeited shares were cancelled by SPKL prior to the consummation of the IPO. Additionally, pursuant to the Sponsor Agreement, the Letter Agreement was amended to provide that the Sponsor will not be obligated to surrender any Founder Shares (or any SPKL Class A Ordinary Share issued upon conversion thereof) as a result of the Forward Purchaser not fulfilling its commitment under the Forward Purchase Agreement. Accordingly, no forfeiture of Founder Shares as contemplated under the Letter Agreement will occur in connection with the Business Combination regardless of whether the Forward Purchaser fulfills its commitment. On April 1, 2022, the Sponsor sold and transferred 850,000 Founder Shares to certain of SPKL’s officers and directors, at a purchase price equal to the par value per share. On July 8, 2025, in connection with the First Extension Meeting, the Sponsor converted 4,000,000 SPKL Class B Ordinary Shares into 4,000,000 SPKL Class A Ordinary Shares on a one-for-one basis, resulting in 1,572,078 SPKL Class B Ordinary Shares and 4,000,000 SPKL Class A Ordinary Shares held by the Sponsor as of the date of this proxy statement/prospectus. Upon the Domestication, the Sponsor is expected to receive 1,150,000 shares of ZincFive Common Stock, with an implied aggregate market value of $         million (based upon the closing price of $         per SPKL Class A Ordinary Share on Nasdaq on         , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus), which reflects the forfeiture of (i) 3,500,000 shares of ZincFive Common Stock to be issued to the Lead Purchaser as a condition to the Lead Purchaser’s participation in the Series A Preferred Investment and (ii) 922,078 shares of ZincFive Common Stock to be issued to the First Tranche Bridge Investors, each pursuant to the Sponsor Agreement as described in the section entitled “The Business Combination Proposal — Certain Agreements Related to the Business Combination — Sponsor Agreement.”

(2)

Upon the Domestication, the Sponsor is expected to receive 4,245,268 ZincFive Warrants, with an implied aggregate market value of $          million (based upon the closing price of $         per Public Warrant on Nasdaq on         , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus), which reflects the forfeiture of (i) 2,786,867 ZincFive Warrants to be reserved for issuance as stock options under the 2026 Plan and (ii) 1,458,400 ZincFive Warrants to be issued to certain of the Bridge Investors, each pursuant to the Sponsor Agreement as described in the section entitled “The Business Combination Proposal — Certain Agreements Related to the Business Combination — Sponsor Agreement.”

(3)

Up to $1,500,000 of the amount borrowed under the Convertible Note will, in the Sponsor’s discretion, either be repaid upon the Closing or converted into Working Capital Warrants at a price of $1.00 per warrant (or any combination of repayment or conversion). Any such warrants will be identical to the Private Placement Warrants and convert into ZincFive Warrants upon the Closing, and subject to the forfeiture of 50% of such warrants to be reserved for issuance as stock options under the 2026 Plan pursuant to the Sponsor Agreement as described in the section entitled “The Business Combination Proposal — Certain Agreements Related to the Business Combination — Sponsor Agreement.” To the extent that the Sponsor elects to receive the repayment of such outstanding amounts in Working Capital Warrants, to be converted on a one-for-one basis into ZincFive Warrants at Closing, and subsequently exercises such warrants to acquire ZincFive Common Stock, the resulting issuances of ZincFive Common Stock may result in material dilution of the non-redeeming shareholders of SPKL who become stockholders of ZincFive.

Currently, the Public Shareholders hold         SPKL Class A Ordinary Shares subject to possible redemption. To the extent that the Sponsor elects to receive the repayment of the Convertible Note in Working Capital Warrants and subsequently exercises such warrants to acquire ZincFive Common Stock, the resulting issuances of ZincFive Common Stock may result in material dilution of the non-redeeming Public Shareholders.

Further detail regarding the compensation and securities received or to be received by the Sponsor and its affiliates and the extent of any potential dilution that may be caused thereby to the non-redeeming holders of SPKL Class A Ordinary Shares, is provided in the sections of this proxy statement/prospectus entitled “Questions and Answers for Shareholders of SPKL — What equity stake will current SPKL shareholders and Legacy ZincFive Securityholders hold in ZincFive immediately after the Closing?” and “Summary of the Proxy Statement/Prospectus — The Proposals to be Submitted at the Extraordinary General Meeting — The Business Combination Proposal — Dilution.”

Regulatory Matters

Neither SPKL nor Legacy ZincFive are aware of any material regulatory approvals or actions that are required for completion of the Business Combination, other than the regulatory notices and approvals discussed in the section entitled “The Business Combination Proposal — Merger Agreement.” It is presently contemplated that if any such additional regulatory approvals or actions are required, those approvals or actions will be sought. There can be no assurance, however, that any additional approvals or actions will be obtained.

Recommendation to Shareholders of SPKL

The SPKL Board believes that the Business Combination Proposal and the other proposals to be presented at the Extraordinary General Meeting are in the best interest of SPKL. Accordingly, the SPKL Board unanimously recommends that its shareholders vote “FOR” the approval of the Business Combination Proposal, “FOR” the approval of the Domestication Proposal, “FOR” the approval of the Stock Issuance Proposal, “FOR” the approval of the Organizational Documents Proposal, “FOR” the approval, on an advisory basis, of each of the separate Advisory Organizational Documents Proposals, “FOR” the approval of the Incentive Plan Proposal, “FOR” the approval of the Employee Stock Purchase Plan Proposal, “FOR” the approval of the Director Election Proposal and “FOR” the approval of the Adjournment Proposal, if presented to the Extraordinary General Meeting.

The existence of financial and personal interests of one or more of SPKL’s directors may result in a conflict of interest on the part of such director(s) between what such person may believe is in the best interests of SPKL and its shareholders and what such person may believe is best for such person in determining to recommend that shareholders vote for the proposals. The Sponsor and SPKL’s officers have interests in the Business Combination that may be different from, or in addition to, your interests as a shareholder, and there may be actual or potential material conflicts of interest between or among (i) the Sponsor, SPKL’s officers and directors, and Legacy ZincFive’s officers and directors and (ii) unaffiliated security holders of SPKL. Such conflicts of interest may include a material conflict of interest arising in determining whether to proceed with the Business Combination and the compensation of the Sponsor in connection with the Business Combination. For instance, the Sponsor and certain of SPKL’s officers and directors will benefit from the completion of an initial business combination and may be incentivized to complete an acquisition of a less favorable target company or on terms less favorable to shareholders rather than liquidating the Trust Account. Legacy ZincFive’s directors and executive officers have interests in the Business Combination that are different from, or in addition to, those of the SPKL shareholders generally. See the sections of this proxy statement/prospectus entitled “The Business Combination Proposal — Certain Interests of SPKL’s Directors and Officers and Others in the Business Combination” and “The Business Combination Proposal — Certain Interests of Legacy ZincFive’s Directors and Officers in the Business Combination” for a further discussion of these considerations.

Sources and Uses of Funds for the Business Combination

The following tables summarize the sources and uses for funding the Business Combination, assuming (i) none of the Public Shareholders exercise their redemption rights and (ii) the Public Shareholders exercise their redemption rights with respect to         SPKL Class A Ordinary Shares, representing the maximum amount of Public Shares that can be redeemed.

Where actual amounts are not known or knowable, the figures below represent SPKL’s and Legacy ZincFive’s good faith estimate based on the assumptions set forth in the notes to the tables. If the actual facts are different from these assumptions, actual amounts will be different from those below. For more information, see “Unaudited Pro Forma Condensed Combined Financial Information.”

Estimated Sources and Uses of Funds for the Business Combination

	No	Maximum
	Redemption	Redemption
($ in millions)	Scenario	Scenario
Sources
SPKL cash in trust(1)	$25.8	$—
Series A Preferred Investment proceeds(2)	100.0	100.0
Legacy ZincFive equity rollover(3)	600.0	600.0
Bridge loans(4)	38.8	38.8
Convertible Bridge Notes(5)	6.5	6.5
Short term loan(6)	5.0	5.0
Total sources	$776.1	$750.3
Uses
Legacy ZincFive equity rollover(3)	$600.0	$600.0
Repayment of bridge loans(7)	38.8	38.8
Repayment of short term loan(6)	5.0	5.0
Repayment of notes payable to Sponsor	2.8	2.8
Illustrative fees and expenses(8)	24.0	24.0
Cash to balance sheet(9)	105.4	79.6
Total uses	$776.1	$750.3
*	Amounts may not sum due to rounding.
(1)	SPKL total cash in trust as of June 30, 2026.
(2)

Assumes a Series A Preferred Investment of $100 million, excluding the payment of $6.5 million by certain Series A Preferred Investors through the cancellation and conversion of their Bridge Notes in exchange for shares of Series A Preferred Stock and Series A Preferred Investor Warrants.

(3)

Includes (i) approximately 54,336,000 shares of ZincFive Common Stock issuable to holders of outstanding Legacy ZincFive Common Stock, outstanding Legacy ZincFive Preferred Stock, and outstanding Legacy ZincFive Warrants, and (ii) approximately 5,664,000 shares of ZincFive Common Stock issuable upon exercise of Exchanged ZincFive Options to be issued in exchange for outstanding Legacy ZincFive Options.

(4)

Includes (i) $27.7 million in principal amount of Bridge Notes that are not being canceled and converted in exchange for shares of Series A Preferred Stock and Series A Preferred Investor Warrants in the Series A Preferred Investment, (ii) $0.4 million in principal amount of a promissory note issued by Legacy ZincFive in partial satisfaction of professional fees owed, and (iii) $10.7 million in principal amount of Convertible Promissory Notes.

(5)	Represents Bridge Notes that will be canceled and converted in exchange for shares of Series A Preferred Stock and Series A Preferred Investor Warrants in the Series A Preferred Investment.
(6)

On June 10, 2026, Legacy ZincFive received total proceeds of $5 million from an unsecured promissory note with an existing investor. Legacy ZincFive repaid the principal and interest in full on July 9, 2026. In connection with the issuance of the short- term loan, ZincFive agreed to issue 500,000 warrants in the common stock of ZincFive after closing of the Business Combination.

(7)

Represents repayment of principal and interest on $27.7 million in principal amount of Bridge Notes that are not being canceled and converted in exchange for shares of Series A Preferred Stock and Series A Preferred Investor Warrants in the Series A Preferred Investment.

(8)	Represents estimated transaction fees and expenses, the actual amount of which will vary depending on actual fees and expenses incurred in connection with the Business Combination.
(9)	The actual amount of cash will vary depending on, among other things, actual fees and expenses incurred in connection with the Business Combination.

Material U.S. Federal Income Tax Considerations

For a discussion summarizing the U.S. federal income tax considerations of the Domestication and, exercise of redemption rights in connection with the Business Combination, please see the section entitled “Material U.S. Federal Income Tax Considerations Related to SPKL Securityholders.”

For a discussion summarizing the U.S. federal income tax considerations of the Mergers with respect to Legacy ZincFive and Legacy ZincFive stockholders, please see “Material U.S. Federal Income Tax Considerations of the Mergers.”

Summary Risk Factors

Risks Related to Legacy ZincFive

For purposes of this subsection only, unless the context otherwise requires, all references in this section to “ZincFive,” the “Company,” “we,” “us” or “our” refer to the business of Legacy ZincFive prior to the consummation of the Business Combination, which will be the business of ZincFive and its subsidiaries, including ZincFive OpCo following the consummation of the Business Combination.

The following is a summary of the principal risks that could adversely affect our business, operations and financial results.

Risks Related to Our Business and Industry

•	We have a history of losses and may not achieve or sustain profitability in the future. These factors raise substantial doubt regarding our ability to continue as a going concern.
•

We will require substantial additional capital to pursue our business objectives and respond to business opportunities, challenges or unforeseen circumstances, and we cannot be sure that additional financing will be available.

•	Our indebtedness could adversely affect our business, financial condition and results of operations and restrict us in ways that limit our flexibility in operating our business.
•	Failure to deliver the benefits offered by our technologies, or the emergence of improvements to competing technologies, could reduce demand for our products and harm our business.
•

As we endeavor to expand our business, we will incur significant costs and expenses, which could outpace our cash reserves. Unfavorable conditions or disruptions in the capital and credit markets may adversely impact business conditions and the availability of credit.

•	Our business has and is expected to continue to have significant end user concentration.
•	Backlog may not be realized or may not result in profits and may not accurately represent future revenue.
•

Our management has identified material weaknesses in our internal control over financial reporting and we may identify additional material weaknesses in the future. If we fail to remediate the material weaknesses or if we otherwise fail to establish and maintain effective control over financial reporting, we may adversely affect our ability to accurately and timely report our financial results, and may adversely affect investor confidence and business operations.

Risks Related to Our Products and Manufacturing

•

Traditional lithium-ion and lead-acid technologies and upcoming technologies such as sodium-ion may have certain actual or perceived advantages over our technology, which could affect demand for our products.

•

Our future success depends in part on our ability to increase our production capacity and to maintain consistent product quality, manufacturing yields and process control as we scale, and we may not be able to do so in a cost-effective manner. If we elect to expand our production capacity by constructing or leasing one or more new manufacturing facilities or by engaging contract manufacturers, we may encounter challenges relating to the construction, management, operation and quality assurance of such facilities.

•

Defects, field failures or performance problems in our products, including in our software, firmware and battery management systems, could result in loss of customers, reputational damage, and decreased revenue. We may also face warranty, indemnity, and product liability claims that may arise from defective products or field failures.

•

If required maintenance is performed incorrectly or if maintenance requirements exceed our current expectations, or if we are unable to scale our field service, technical support and spare parts capabilities to keep pace with our growing installed base, this could adversely affect our reputation, prospects, business, financial condition and results of operations.

•

We depend on third-party suppliers for the development and supply of key raw materials and components for our products. We also depend on vendors for the shipping of our products. Quality issues or delays in our supply or delivery chain and shipments could harm our ability to manufacture, supply and commercialize our products.

Risks Related to Our Future Growth

•	If we fail to manage our recent and future growth effectively, we may be unable to execute our business plan, maintain high levels of customer service, or adequately address competitive challenges.
•	Our planned expansion into new geographic markets or new product lines or services could subject us to additional business, financial, and competitive risks.
•

Our ability to proceed with projects under development and complete construction of projects on schedule and within budget are subject to contractual, technology, operating and commodity risks as well as market conditions that may affect our operating results.

Risks Related to Our International Operations

•	Because our success depends, in part, on our ability to expand sales internationally, our business will be susceptible to risks associated with international operations.
•

We currently rely on our manufacturing facility in China for the production of components of our battery products, and a significant disruption in the operation of our manufacturing facility in China, political unrest in China, tariffs, impact of outbreaks of health epidemics, or changes in social, political, trade, health, economic, environmental, or climate-related conditions or in laws, regulations and policies governing foreign trade could materially and adversely affect our business, financial condition and results of operations.

Risks Related to Intellectual Property

•

If we are unable to obtain, maintain and protect our intellectual property and proprietary rights, including with respect to the scope of our patent portfolio, our competitors could develop and commercialize products and technology similar or identical to ours, and our competitive advantage may be adversely affected.

Risks related to the Domestication and the Business Combination

•

SPKL’s shareholders will experience dilution due to the issuance of shares of ZincFive Common Stock, and securities exercisable for or convertible into shares of ZincFive Common Stock in connection with the Business Combination.

•	The ability of SPKL’s Public Shareholders to exercise redemption rights may prevent SPKL from completing the Business Combination or optimizing its capital structure.
•	SPKL’s securities may be delisted from trading, which could limit investors’ ability to make transactions in such securities and subject SPKL to additional trading restrictions.
•	If the conditions to the Business Combination Agreement are not met, the Business Combination may not occur.
•

Because SPKL is incorporated under the laws of the Cayman Islands, in the event the Business Combination is not completed, you may face difficulties in protecting your interests, and your ability to protect your rights through the U.S. federal courts may be limited.

•	SPKL’s Sponsor, directors and executive officers have agreed to vote in favor of the Business Combination, regardless of how SPKL’s Public Shareholders vote.
•	SPKL’s shareholders may be held liable for claims by third parties against SPKL to the extent of distributions received by them upon redemption of their shares.
•	SPKL may amend the terms of the warrants in a manner that may be adverse to holders of warrants with the approval by the holders of at least 50% of the then-outstanding warrants.
•

If the Adjournment Proposal is not approved, and a quorum is present but an insufficient number of votes have been obtained to approve the Business Combination Proposal, the SPKL Board will not have the ability to adjourn the extraordinary general meeting to a later date in circumstances where such adjournment is necessary to permit the Business Combination to be approved.

Comparative Historical and Unaudited Pro Forma Per Share Financial Information

The following table sets forth:

•	historical per share information of SPKL and Legacy ZincFive for the year ended December 31, 2025 and the six months ended June 30, 2026;
•

unaudited pro forma per share information of ZincFive for the year ended December 31, 2025 and the six months ended June 30, 2026 after giving effect to the Business Combination and Series A Preferred Investment, assuming a (i) No Redemption Scenario and (ii) Maximum Redemption Scenario.

This information is only a summary and should be read together with the selected historical financial information summary included elsewhere in this proxy statement, and the historical financial statements of SPKL and Legacy ZincFive and related notes that are included elsewhere in this proxy statement/prospectus. The unaudited pro forma combined per share information of SPKL and Legacy ZincFive is derived from, and should be read in conjunction with, the unaudited pro forma condensed combined financial statements and related notes included elsewhere in this proxy statement.

The unaudited pro forma combined net loss per share information below does not purport to represent the net (loss) income per share which would have occurred had the companies been combined during the periods presented, nor net loss per share for any future date or period. The unaudited pro forma combined book value per share information below does not purport to represent what the value of SPKL and Legacy ZincFive would have been had the companies been combined during the periods presented.

	As of and for the Six Months ended June 30, 2026
	Historical		Pro Forma(1)
			No	Maximum
			Redemptions	Redemptions
	SPKL	ZincFive	Scenario	Scenario
Book value per share – basic and diluted	$(1.49)	$(7.22)	$(1.22)	$(1.48)
Net (loss) income per share – basic and diluted	$(0.20)	$(1.30)	$(0.96)	$(0.98)

	As of and for the Year Ended December 31, 2025
	Historical		Pro Forma(1)
			No	Maximum
			Redemptions	Redemptions
	SPKL	ZincFive	Scenario	Scenario
Net (loss) income per share – basic	$0.02	$(0.95)	$(1.74)	$(1.77)
Net (loss) income per share – diluted	$0.02	$(1.15)	$(1.74)	$(1.77)
(1)	Assumes no Public Shareholders withdraw their redemption requests submitted in connection with the Second Extension Meeting.

Market Price and Dividend Information

SPKL

Ticker Symbol and Market Price

The SPKL Units, SPKL Class A Ordinary Shares and Public Warrants are listed on Nasdaq under the symbols “SPKLU,” “SPKL” and “SPKLW,” respectively. The SPKL Units began to trade on Nasdaq on October 6, 2023. SPKL Class A Ordinary Shares and Public Warrants comprising the SPKL Units began separate trading on Nasdaq on November 27, 2023. As of           , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus, the closing price of SPKL Unit, SPKL Class A Ordinary Shares and the Public Warrants as reported on Nasdaq were $           , $           , and $           , respectively. Holders of the SPKL Units, SPKL Class A Ordinary Shares and Public Warrants should obtain current market quotations for their securities. The market price of SPKL securities could vary at any time before the Business Combination.

Holders

As of           , 2026, the most recent practicable date prior to the date of this proxy statement/ prospectus, there were           holders of record of SPKL Units,            holders of record of SPKL Class A Ordinary Shares, 9 holders of record of SPKL Class B Ordinary Shares, and           holders of record of Public Warrants.

Dividend Policy

SPKL has never declared or paid cash dividends on its capital stock, and it does not anticipate paying any cash dividends in the foreseeable future. Additionally, following the Business Combination, ZincFive currently intends to retain its future earnings, if any, to finance the further development and expansion of its business and does not intend to pay cash dividends in the foreseeable future. Any future determination to pay dividends will be made at the discretion of ZincFive’s Board, subject to applicable laws. It will depend on a number of factors, including ZincFive’s financial condition, results of operations, capital requirements, contractual, legal, tax and regulatory restrictions, general business conditions and other factors that ZincFive Board may deem relevant.

Legacy ZincFive

There is no public market for any of Legacy ZincFive’s securities.

De-SPAC, Background, Prospectus Summary [Text Block]

SPKL

SPKL is a blank check company incorporated on July 12, 2021, as a Cayman Islands exempted company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar combination with one or more businesses or assets.

SPKL Units began to trade on Nasdaq under the symbol “SPKLU” on October 6, 2023. SPKL Class A Ordinary Shares and Public Warrants comprising the SPKL Units began separate trading on Nasdaq on November 27, 2023, under the symbols “SPKL” and “SPKLW,” respectively.

SPKL’s principal office is located at 3790 El Camino Real, Unit #570, Palo Alto, CA 94306, and its telephone number is (650) 353-7082.

Legacy ZincFive

Legacy ZincFive is a Delaware corporation incorporated on November 30, 2015 and is engaged in the business of designing, developing, manufacturing, and marketing innovative zinc-based energy storage solutions for utility-scale, microgrid, and commercial & industrial applications.

You can find more information about Legacy ZincFive in the sections of this proxy statement/ prospectus entitled “Information About Legacy ZincFive” and “Management’s Discussion and Analysis of Financial Condition and Results of Operations of Legacy ZincFive.”

Legacy ZincFive’s principal office is located at 20050 SW 112th Avenue, Tualatin, Oregon 97062, and its telephone number is 503-399-3517.

Merger Subs

Each of Merger Sub I, a Delaware corporation, and Merger Sub II, a Delaware limited liability company, each formed under the laws of Delaware on May 6, 2026, solely for the purpose of effectuating the Mergers described herein. Merger Subs own no material assets and do not operate any business.

The mailing address of Merger Subs’ principal executive office is 3790 El Camino Real, Unit #570, Palo Alto, CA 94306. After the consummation of the Business Combination, Merger Sub I will cease to exist as a separate legal entity and Merger Sub II will continue as the Surviving Entity and as a wholly-owned subsidiary of SPKL.

De-SPAC, Material Terms, Prospectus Summary [Text Block]

SPKL shareholders are being asked to consider and vote upon a proposal to approve by ordinary resolution the Merger Agreement, attached to the accompanying proxy statement/prospectus as Annex A, pursuant to which, at the Closing and at least one day following the Domestication, Merger Sub I will merge with and into Legacy ZincFive, with Legacy ZincFive continuing as the Surviving Corporation, and, immediately following the First Merger, Legacy ZincFive, as the Surviving Corporation, will merge with and into Merger Sub II, with Merger Sub II continuing as the Surviving Entity and a direct wholly owned subsidiary of ZincFive. The transactions contemplated by the Merger Agreement are described in more detail in the accompanying proxy statement/prospectus.

De-SPAC, Board Determination, Prospectus Summary [Text Block]

The SPKL Board believes that the Business Combination Proposal and the other proposals to be presented at the Extraordinary General Meeting are in the best interest of SPKL. Accordingly, the SPKL Board unanimously recommends that its shareholders vote “FOR” the approval of the Business Combination Proposal, “FOR” the approval of the Domestication Proposal, “FOR” the approval of the Stock Issuance Proposal, “FOR” the approval of the Organizational Documents Proposal, “FOR” the approval, on an advisory basis, of each of the separate Advisory Organizational Documents Proposals, “FOR” the approval of the Incentive Plan Proposal, “FOR” the approval of the Employee Stock Purchase Plan Proposal, “FOR” the approval of the Director Election Proposal and “FOR” the approval of the Adjournment Proposal, if presented to the Extraordinary General Meeting.

De-SPAC Prospectus Summary, Board Determination, Factors Considered [Line Items]
De-SPAC Prospectus Summary, Board Determination, Target Company Valuation Considered [Text Block]	The SPKL Board believes the $600,000,000 equity value ascribed to Legacy ZincFive in the Business Combination is attractive as compared to a range of valuations given to comparable companies in connection with similar transactions and public and private financings based on the factors and analysis considered
De-SPAC Prospectus Summary, Board Determination, Financial Projections Relied Upon [Text Block]

The following tables summarize the sources and uses for funding the Business Combination, assuming (i) none of the Public Shareholders exercise their redemption rights and (ii) the Public Shareholders exercise their redemption rights with respect to         SPKL Class A Ordinary Shares, representing the maximum amount of Public Shares that can be redeemed.

Where actual amounts are not known or knowable, the figures below represent SPKL’s and Legacy ZincFive’s good faith estimate based on the assumptions set forth in the notes to the tables. If the actual facts are different from these assumptions, actual amounts will be different from those below. For more information, see “Unaudited Pro Forma Condensed Combined Financial Information.”

Estimated Sources and Uses of Funds for the Business Combination

	No	Maximum
	Redemption	Redemption
($ in millions)	Scenario	Scenario
Sources
SPKL cash in trust(1)	$25.8	$—
Series A Preferred Investment proceeds(2)	100.0	100.0
Legacy ZincFive equity rollover(3)	600.0	600.0
Bridge loans(4)	38.8	38.8
Convertible Bridge Notes(5)	6.5	6.5
Short term loan(6)	5.0	5.0
Total sources	$776.1	$750.3
Uses
Legacy ZincFive equity rollover(3)	$600.0	$600.0
Repayment of bridge loans(7)	38.8	38.8
Repayment of short term loan(6)	5.0	5.0
Repayment of notes payable to Sponsor	2.8	2.8
Illustrative fees and expenses(8)	24.0	24.0
Cash to balance sheet(9)	105.4	79.6
Total uses	$776.1	$750.3
*	Amounts may not sum due to rounding.
(1)	SPKL total cash in trust as of June 30, 2026.
(2)

Assumes a Series A Preferred Investment of $100 million, excluding the payment of $6.5 million by certain Series A Preferred Investors through the cancellation and conversion of their Bridge Notes in exchange for shares of Series A Preferred Stock and Series A Preferred Investor Warrants.

(3)

Includes (i) approximately 54,336,000 shares of ZincFive Common Stock issuable to holders of outstanding Legacy ZincFive Common Stock, outstanding Legacy ZincFive Preferred Stock, and outstanding Legacy ZincFive Warrants, and (ii) approximately 5,664,000 shares of ZincFive Common Stock issuable upon exercise of Exchanged ZincFive Options to be issued in exchange for outstanding Legacy ZincFive Options.

(4)

Includes (i) $27.7 million in principal amount of Bridge Notes that are not being canceled and converted in exchange for shares of Series A Preferred Stock and Series A Preferred Investor Warrants in the Series A Preferred Investment, (ii) $0.4 million in principal amount of a promissory note issued by Legacy ZincFive in partial satisfaction of professional fees owed, and (iii) $10.7 million in principal amount of Convertible Promissory Notes.

(5)	Represents Bridge Notes that will be canceled and converted in exchange for shares of Series A Preferred Stock and Series A Preferred Investor Warrants in the Series A Preferred Investment.
(6)

On June 10, 2026, Legacy ZincFive received total proceeds of $5 million from an unsecured promissory note with an existing investor. Legacy ZincFive repaid the principal and interest in full on July 9, 2026. In connection with the issuance of the short- term loan, ZincFive agreed to issue 500,000 warrants in the common stock of ZincFive after closing of the Business Combination.

(7)

Represents repayment of principal and interest on $27.7 million in principal amount of Bridge Notes that are not being canceled and converted in exchange for shares of Series A Preferred Stock and Series A Preferred Investor Warrants in the Series A Preferred Investment.

(8)	Represents estimated transaction fees and expenses, the actual amount of which will vary depending on actual fees and expenses incurred in connection with the Business Combination.
(9)	The actual amount of cash will vary depending on, among other things, actual fees and expenses incurred in connection with the Business Combination.

De-SPAC Prospectus Summary, Board Determination, Unaffiliated Party Documents Considered [Text Block]	After careful consideration, the SPKL Board has unanimously approved the Merger Agreement and the other proposals described in this proxy statement/prospectus. The SPKL Board has also determined that it is advisable to consummate the Business Combination and that the Business Combination is in the best interests of the Public Shareholders. The SPKL Board took into account the oral opinion of Houlihan Capital, LLC (“Houlihan Capital”) (subsequently confirmed in writing), rendered on June 10, 2026, to the effect that, as of such date and based upon and subject to the procedures followed, assumptions made, qualifications and limitations on the review undertaken, and other matters considered by Houlihan Capital in preparing its opinion, the Business Combination and related transactions are fair, from a financial point of view, to the unaffiliated shareholders of SPKL.
De-SPAC Prospectus Summary, Board Determination, Dilution Considered [Text Block]

Dilution

If you acquired Public Shares in the IPO, your ownership interest will be immediately diluted to the extent of the difference between the $10.00 price per Unit sold in the IPO (each Unit consisting of one SPKL Class A Ordinary Share and one-half of one Public Warrant) and the net tangible book value per share, as adjusted, of ZincFive Common Stock immediately after consummation of the Business Combination, assuming no value is attached to the Public Warrants.

The following table presents the net tangible book value per share under each of: (i) the No Redemption Scenario and (ii) the Maximum Redemption Scenario, assuming various sources of material probable dilution (but excluding the direct effects of the Business Combination transaction itself).

		Maximum
	No Redemption	Redemption
	Scenario(1)	Scenario(2)
IPO offering price per share	$10.00	$10.00
Net Tangible Book Value as of June 30, 2026, as adjusted(3)	$111,198,669	$85,385,021
As adjusted SPKL shares outstanding(4)	19,099,965	16,863,252
Net tangible book value per share	$5.82	$5.06
Dilution per share to Public Shareholders	$4.18	$4.94
(1)

Includes 2,236,713 Public Shares outstanding as of June 30, 2026 and assumes that no Public Shareholders exercise redemption rights with respect to their Public Shares in connection with the Business Combination. In connection with the Second Extension Meeting, holders of           SPKL Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately $         per share.

(2)

Assumes Public Shareholders exercise redemption rights with respect to all Public Shares for an aggregate of approximately $25.8 million from the Trust Account based on a Redemption Price of approximately $11.54 per share, which was the approximate Redemption Price as of June 30, 2026. In connection with the Second Extension Meeting, holders of          SPKL Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately $          per share. Following such redemptions, the amount remaining in the Trust Account was $           as of            , 2026. In connection with the Extraordinary General Meeting, additional Public Shareholders may exercise redemption rights with respect to their Public Shares, which may result in further dilution to non-redeeming Public Shareholders.

(3)	See table below for reconciliation of net tangible book value, as adjusted.
(4)	See table below for reconciliation of as adjusted shares.

The net tangible book value as of June 30, 2026, as adjusted, excludes the effects of the Business Combination transaction and includes (i) material probable or consummated transactions and (ii) transactions that will otherwise materially affect SPKL’s net tangible book value. The adjusted net tangible book value as of June 30, 2026 is calculated as follows:

		Maximum
	No Redemption	Redemption
	Scenario(1)	Scenario(2)
Numerator adjustments
SPKL’s net tangible book value	$16,265,169	$16,265,169
Anticipated transaction expenses to be incurred by SPKL(3)	$(5,100,000)	$(5,100,000)
Series A Preferred Investment proceeds(4)	$100,000,000	$100,000,000
Upcoming Contribution to Trust Account	$33,500	$33,500
Reimbursement of Prior Contributions to Trust Account	$—	$—
Redemptions from Trust Account	$—	$(25,813,648)
Net Tangible Book Value as of June 30, 2026, as adjusted	$111,198,669	$85,385,021
Denominator adjustments
SPKL Public Shareholders	2,236,713	—
SPKL Sponsor	1,150,000	1,150,000
SPKL Insiders	850,000	850,000
Lead Purchaser	3,500,000	3,500,000
First Tranche Bridge Investors	922,078	922,078
Series A Preferred Investors (as-converted)(5)	10,441,174	10,441,174
As adjusted SPKL shares outstanding	19,099,965	16,863,252
*	Amounts may not sum due to rounding.
(1)

Includes 2,236,713 Public Shares outstanding as of June 30, 2026 and assumes that no Public Shareholders exercise redemption rights with respect to their Public Shares in connection with the Business Combination. In connection with the Second Extension Meeting, holders of         SPKL Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately $        per share. Numbers may not tie due to rounding.

(2)

Assumes Public Shareholders exercise redemption rights with respect to all Public Shares for an aggregate of approximately $25.8 million from the Trust Account based on a Redemption Price of approximately $11.54 per share, which was the approximate Redemption Price as of June 30, 2026. In connection with the Second Extension Meeting, holders of           SPKL Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately $        per share. In connection with the Extraordinary General Meeting, additional Public Shareholders may exercise redemption rights with respect to their Public Shares, which may result in further dilution to non-redeeming Public Shareholders. Numbers may not tie due to rounding.

(3)

SPKL’s anticipated transaction expenses include the $3,500,000 deferred underwriting commission payable to Cantor upon consummation of the Business Combination, legal, accounting and other professional fees, and other costs incurred in connection with the Business Combination. These estimates are subject to change and will be updated at the time of filing.

(4)

Reflects $100 million of gross proceeds from Series A Preferred Investment, excluding the payment of $6.5 million by certain of the Series A Preferred Investors though the cancellation and conversion of their Bridge Notes in exchange for shares of Series A Preferred Stock and Series A Preferred Investor Warrants.

(5)

Represents shares of ZincFive Common Stock issuable upon conversion of the Series A Preferred Stock. Assumes conversion of all 10,441,174 Series A Preferred Stock into ZincFive Common Stock immediately following the Closing. Excludes 10,441,174 shares of ZincFive Common Stock issuable upon conversion of the Series A Preferred Investor Warrants.

SPKL issued shares in the IPO at $10.00 per share (the “IPO Price”). Based on Legacy ZincFive’s and SPKL’s current capitalization, SPKL anticipates the total number of shares of ZincFive Common Stock outstanding immediately following the Closing in the No Redemption Scenario will be approximately 80,698,413 shares. In the No Redemption Scenario, ZincFive’s implied valuation following the Closing is based on the IPO Price and is therefore calculated as: $10.00 (SPKL per share IPO Price) times 80,698,413 shares, or $806,984,130. The following table illustrates the implied valuation of ZincFive at the IPO Price for each redemption scenario:

		Maximum
	No Redemption	Redemption
	Scenario(1)	Scenario(2)
Valuation of shares held by Public Shareholders based on the IPO Price	$22,367,130	$—
Public Shares outstanding post Business Combination	2,236,713	—
Valuation of shares held by Sponsor based on the IPO Price	$11,500,000	$11,500,000
Sponsor shares outstanding post Business Combination	1,150,000	1,150,000
Valuation of shares held by SPKL Insiders based on the IPO Price	$8,500,000	$8,500,000
SPKL Insider shares outstanding post Business Combination	850,000	850,000
Valuation of shares held by Legacy ZincFive Securityholders based on the IPO Price(3)	$600,000,000	$600,000,000
Legacy ZincFive Securityholders shares outstanding post Business Combination(3)	60,000,000	60,000,000
Valuation of shares held by Lead Purchaser based on the IPO Price	$35,000,000	$35,000,000
Lead Purchaser shares outstanding post Business Combination	3,500,000	3,500,000
Valuation of shares held by First Tranche Bridge Investors based on the IPO Price	$9,220,780	$9,220,780
First Tranche Bridge Investor shares outstanding post Business Combination	922,078	922,078
Valuation of shares issuable upon conversion of Convertible Promissory Notes(4)	$15,984,480	$15,984,480
Shares held by Convertible Promissory Noteholders post-Business Combination(4)	1,598,448	1,598,448
Valuation of shares held by Series A Preferred Investors based on the IPO Price(5)	$104,411,740	$104,411,740
Series A Preferred Investor shares outstanding post Business Combination(5)	10,441,174	10,441,174
Total valuation based on the IPO Price	$806,984,130	$784,617,000
Total shares outstanding post Business Combination	80,698,413	78,461,700
(1)

Includes 2,236,713 Public Shares outstanding as of June 30, 2026 and assumes that no Public Shareholders exercise redemption rights with respect to their Public Shares in connection with the Business Combination. In connection with the Second Extension Meeting, holders of         SPKL Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately $        per share.

(2)

Assumes Public Shareholders exercise redemption rights with respect to all Public Shares for an aggregate of approximately $25.8 million from the Trust Account based on a Redemption Price of approximately $11.54 per share, which was the approximate Redemption Price as of June 30, 2026. In connection with the Second Extension Meeting, holders of SPKL Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately $       per share. In connection with the Extraordinary General Meeting, additional Public Shareholders may exercise redemption rights with respect to their Public Shares, which may result in further dilution to non-redeeming Public Shareholders. Numbers may not tie due to rounding.

(3)

Includes (i) approximately 54,336,000 shares of ZincFive Common Stock issuable to holders of outstanding Legacy ZincFive Common Stock, outstanding Legacy ZincFive Preferred Stock, and outstanding Legacy ZincFive Warrants, and (ii) approximately 5,664,000 shares of ZincFive Common Stock issuable upon exercise of Exchanged ZincFive Options to be issued in exchange for outstanding Legacy ZincFive Options.

(4)

Represents shares of ZincFive Common Stock issuable upon automatic conversion of Convertible Promissory Notes upon the consummation of the Business Combination, assuming such conversion occurs on October 15, 2026.

(5)

Represents shares of ZincFive Common Stock issuable upon conversion of the Series A Preferred Stock. Assumes conversion of all 10,441,174 Series A Preferred Stock into ZincFive Common Stock immediately following the Closing. Excludes 10,441,174 shares of ZincFive Common Stock issuable upon conversion of the Series A Preferred Investor Warrants.

In addition to the dilution presented in the tables above, non-redeeming Public Shareholders may experience additional dilution, including due to: (i) the issuance of shares of ZincFive Common Stock and securities exercisable for or convertible into shares of ZincFive Common Stock to the Legacy ZincFive Securityholders as consideration in the Business Combination; (ii) the issuance of shares of ZincFive Common Stock upon the exercise of the Public Warrants and the Private Placement Warrants; (iii) the issuance of shares of ZincFive Common Stock upon exercise of the Series A Preferred Investor Warrants; and (iv) future issuances or grants of equity or equity-linked securities pursuant to the 2026 Plan and ESPP that are expected to be adopted in connection with the Closing, assuming approval by SPKL shareholders at the Extraordinary General Meeting. Further, to the extent that the Sponsor elects to receive the repayment of the Convertible Note in Working Capital Warrants, which will be convertible on a one-for-one basis to ZincFive Warrants at Closing, and subsequently exercises such warrants to acquire ZincFive Common Stock, the resulting issuances of ZincFive Common Stock may result in material dilution of the non-redeeming shareholders of SPKL who become stockholders of ZincFive. See “Risk Factors — Risks Related to the Domestication and the Business Combination — Our shareholders will experience dilution due to the issuance of shares of ZincFive Common Stock, and securities exercisable for or convertible into shares of ZincFive Common Stock, to the Legacy ZincFive Securityholders as consideration in the Business Combination and the issuance of shares of ZincFive Common Stock to the Series A Preferred Investors in the Series A Preferred Investment,” “Information About SPKL — Sponsor Compensation,” and “Questions and Answers for Shareholders of SPKL — What equity stake will current SPKL shareholders and Legacy ZincFive Securityholders hold in ZincFive immediately after the Closing?”

The foregoing disclosure is not a guarantee that the trading price of ZincFive Common Stock will not be below the IPO Price, nor is it a guarantee that ZincFive will attain any of the levels of valuation presented herein.

In addition, all of the relative percentages above are for illustrative purposes only and are based upon certain assumptions, including those described in the section entitled “Frequently Used Terms — Share Calculations and Ownership Percentages.” Should one or more of the assumptions prove incorrect, actual ownership percentages may vary, potentially materially, from those described in this proxy statement/ prospectus as anticipated, believed, estimated, expected or intended. See “Unaudited Pro Forma Condensed Combined Financial Information.”

Consideration to Legacy ZincFive Securityholders

Subject to the terms and conditions set forth in the Merger Agreement, (i) each share of Legacy ZincFive Series F Stock issued and outstanding immediately prior to the First Effective Time (other than Excluded Shares and Dissenting Shares) will be automatically surrendered and retired, and each holder of shares of Legacy ZincFive Series F Stock will receive a number of shares of ZincFive Common Stock equal to (a) such holder’s Aggregate Series F Preference Amount (as defined in the Merger Agreement) divided by (b) $10.00, rounded up or down to the nearest whole share of ZincFive Common Stock (with 0.5 of a share or greater rounded up), (ii) each share of Legacy ZincFive Common Stock issued and outstanding immediately prior to the First Effective Time (after giving effect to the Conversion and the exercise of any Legacy ZincFive Warrants, but other than Excluded Shares and Dissenting Shares) will be automatically cancelled and converted into the right to receive a number of shares of ZincFive Common Stock equal to the Exchange Ratio, and (iii) each Legacy ZincFive Warrant outstanding as of immediately prior to the Merger shall expire or be exercised for the applicable number of shares of Legacy ZincFive Preferred Stock or Legacy ZincFive Common Stock, and such shares shall be canceled and converted into the right to receive the applicable consideration in respect of such shares of ZincFive Preferred Stock or ZincFive Common Stock.

De-SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

The existence of financial and personal interests of one or more of SPKL’s directors may result in a conflict of interest on the part of such directors between what they may believe is in the best interests of SPKL and its shareholders and what they may believe is best for themselves in determining to recommend that shareholders vote for the Shareholder Proposals.

De-SPAC, Compensation, Prospectus Summary [Table Text Block]

	Securities to be Received	Other Compensation
Sponsor

1,150,000 shares of ZincFive Common Stock, to be issued upon a one-for-one conversion of all of the SPKL Class A Ordinary Shares and SPKL Class B Ordinary Shares held by the Sponsor, which reflects the forfeiture of (i) 3,500,000 shares to be issued to the Lead Purchaser and (ii) 922,078 shares to be issued to the First Tranche Bridge Investors, each pursuant to the Sponsor Agreement. The Founder Shares were initially acquired by the Sponsor for a total subscription price of $25,000.(1)

4,245,268 ZincFive Warrants, to be issued upon a one-for-one conversion of all of the Private Placement Warrants held by the Sponsor, which reflects the forfeiture of (i) 2,786,867 ZincFive Warrants to be reserved for issuance as stock options under the 2026 Plan and (ii) 1,458,400 ZincFive Warrants to be issued to certain of the Bridge Investors, each pursuant to the Sponsor Agreement. The Private Placement Warrants were initially acquired by the Sponsor with the closing of the IPO at a price of a $1.00 per Private Placement Warrant, for a total purchase price of $8,490,535.(2)

750,000 ZincFive Warrants to be issued upon a one-for-one conversion of all of the Working Capital Warrants to be held by Sponsor, assuming full conversion of $1,500,000 of the unpaid principal balance of the Convertible Note into Working Capital Warrants at a price of $1.00 per warrant at the Closing, which reflects the forfeiture of 50% of such warrants to be reserved for issuance as stock options under the 2026 Plan pursuant to the Sponsor Agreement.(3)

The Sponsor has advanced approximately $         million to SPKL under the Non-Convertible Note, which includes an aggregate of $         in Contributions deposited into the Trust Account as of         , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus, all of which will be repaid in cash.

The Sponsor has advanced approximately $million to SPKL under the Convertible Note, as of          , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus, of which $         will be repaid in cash.(3)

$               in reimbursement of out-of-pocket expenses incurred by the Sponsor in connection with identifying, investigating and completing an initial business combination, as of            , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. In no event will the Sponsor be paid any finder’s fee, consulting fee or other compensation prior to, or for any services rendered to effectuate, the completion of the Business Combination, other than such reimbursement.

(1)

On December 8, 2021, the Sponsor acquired 6,870,130 Founder Shares for a total of $25,000. Up to 448,052 of such shares were subject to forfeiture by the Sponsor depending on the extent to which the underwriter’s over-allotment option was exercised and pursuant to the Letter Agreement, up to 3,435,065 of such shares were subject to forfeiture if the Forward Purchaser exercises its right to terminate or reduce its commitment to purchase forward purchase securities pursuant to the Forward Purchase Agreement or in the event of SPKL’s liquidation and subsequent dissolution. On October 10, 2023, at the request of SPKL, Cantor informed SPKL that it will not be exercising the over-allotment option. As a result, the Sponsor forfeited an aggregate of 448,052 Founder Shares, and such forfeited shares were cancelled by SPKL prior to the consummation of the IPO. Additionally, pursuant to the Sponsor Agreement, the Letter Agreement was amended to provide that the Sponsor will not be obligated to surrender any Founder Shares (or any SPKL Class A Ordinary Share issued upon conversion thereof) as a result of the Forward Purchaser not fulfilling its commitment under the Forward Purchase Agreement. Accordingly, no forfeiture of Founder Shares as contemplated under the Letter Agreement will occur in connection with the Business Combination regardless of whether the Forward Purchaser fulfills its commitment. On April 1, 2022, the Sponsor sold and transferred 850,000 Founder Shares to certain of SPKL’s officers and directors, at a purchase price equal to the par value per share. On July 8, 2025, in connection with the First Extension Meeting, the Sponsor converted 4,000,000 SPKL Class B Ordinary Shares into 4,000,000 SPKL Class A Ordinary Shares on a one-for-one basis, resulting in 1,572,078 SPKL Class B Ordinary Shares and 4,000,000 SPKL Class A Ordinary Shares held by the Sponsor as of the date of this proxy statement/prospectus. Upon the Domestication, the Sponsor is expected to receive 1,150,000 shares of ZincFive Common Stock, with an implied aggregate market value of $         million (based upon the closing price of $         per SPKL Class A Ordinary Share on Nasdaq on         , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus), which reflects the forfeiture of (i) 3,500,000 shares of ZincFive Common Stock to be issued to the Lead Purchaser as a condition to the Lead Purchaser’s participation in the Series A Preferred Investment and (ii) 922,078 shares of ZincFive Common Stock to be issued to the First Tranche Bridge Investors, each pursuant to the Sponsor Agreement as described in the section entitled “The Business Combination Proposal — Certain Agreements Related to the Business Combination — Sponsor Agreement.”

(2)

Upon the Domestication, the Sponsor is expected to receive 4,245,268 ZincFive Warrants, with an implied aggregate market value of $          million (based upon the closing price of $         per Public Warrant on Nasdaq on         , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus), which reflects the forfeiture of (i) 2,786,867 ZincFive Warrants to be reserved for issuance as stock options under the 2026 Plan and (ii) 1,458,400 ZincFive Warrants to be issued to certain of the Bridge Investors, each pursuant to the Sponsor Agreement as described in the section entitled “The Business Combination Proposal — Certain Agreements Related to the Business Combination — Sponsor Agreement.”

(3)

Up to $1,500,000 of the amount borrowed under the Convertible Note will, in the Sponsor’s discretion, either be repaid upon the Closing or converted into Working Capital Warrants at a price of $1.00 per warrant (or any combination of repayment or conversion). Any such warrants will be identical to the Private Placement Warrants and convert into ZincFive Warrants upon the Closing, and subject to the forfeiture of 50% of such warrants to be reserved for issuance as stock options under the 2026 Plan pursuant to the Sponsor Agreement as described in the section entitled “The Business Combination Proposal — Certain Agreements Related to the Business Combination — Sponsor Agreement.” To the extent that the Sponsor elects to receive the repayment of such outstanding amounts in Working Capital Warrants, to be converted on a one-for-one basis into ZincFive Warrants at Closing, and subsequently exercises such warrants to acquire ZincFive Common Stock, the resulting issuances of ZincFive Common Stock may result in material dilution of the non-redeeming shareholders of SPKL who become stockholders of ZincFive.

De-SPAC, Compensation, Prospectus Summary, Footnotes [Text Block]
(1)

On December 8, 2021, the Sponsor acquired 6,870,130 Founder Shares for a total of $25,000. Up to 448,052 of such shares were subject to forfeiture by the Sponsor depending on the extent to which the underwriter’s over-allotment option was exercised and pursuant to the Letter Agreement, up to 3,435,065 of such shares were subject to forfeiture if the Forward Purchaser exercises its right to terminate or reduce its commitment to purchase forward purchase securities pursuant to the Forward Purchase Agreement or in the event of SPKL’s liquidation and subsequent dissolution. On October 10, 2023, at the request of SPKL, Cantor informed SPKL that it will not be exercising the over-allotment option. As a result, the Sponsor forfeited an aggregate of 448,052 Founder Shares, and such forfeited shares were cancelled by SPKL prior to the consummation of the IPO. Additionally, pursuant to the Sponsor Agreement, the Letter Agreement was amended to provide that the Sponsor will not be obligated to surrender any Founder Shares (or any SPKL Class A Ordinary Share issued upon conversion thereof) as a result of the Forward Purchaser not fulfilling its commitment under the Forward Purchase Agreement. Accordingly, no forfeiture of Founder Shares as contemplated under the Letter Agreement will occur in connection with the Business Combination regardless of whether the Forward Purchaser fulfills its commitment. On April 1, 2022, the Sponsor sold and transferred 850,000 Founder Shares to certain of SPKL’s officers and directors, at a purchase price equal to the par value per share. On July 8, 2025, in connection with the First Extension Meeting, the Sponsor converted 4,000,000 SPKL Class B Ordinary Shares into 4,000,000 SPKL Class A Ordinary Shares on a one-for-one basis, resulting in 1,572,078 SPKL Class B Ordinary Shares and 4,000,000 SPKL Class A Ordinary Shares held by the Sponsor as of the date of this proxy statement/prospectus. Upon the Domestication, the Sponsor is expected to receive 1,150,000 shares of ZincFive Common Stock, with an implied aggregate market value of $         million (based upon the closing price of $         per SPKL Class A Ordinary Share on Nasdaq on         , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus), which reflects the forfeiture of (i) 3,500,000 shares of ZincFive Common Stock to be issued to the Lead Purchaser as a condition to the Lead Purchaser’s participation in the Series A Preferred Investment and (ii) 922,078 shares of ZincFive Common Stock to be issued to the First Tranche Bridge Investors, each pursuant to the Sponsor Agreement as described in the section entitled “The Business Combination Proposal — Certain Agreements Related to the Business Combination — Sponsor Agreement.”

(2)

Upon the Domestication, the Sponsor is expected to receive 4,245,268 ZincFive Warrants, with an implied aggregate market value of $          million (based upon the closing price of $         per Public Warrant on Nasdaq on         , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus), which reflects the forfeiture of (i) 2,786,867 ZincFive Warrants to be reserved for issuance as stock options under the 2026 Plan and (ii) 1,458,400 ZincFive Warrants to be issued to certain of the Bridge Investors, each pursuant to the Sponsor Agreement as described in the section entitled “The Business Combination Proposal — Certain Agreements Related to the Business Combination — Sponsor Agreement.”

(3)

Up to $1,500,000 of the amount borrowed under the Convertible Note will, in the Sponsor’s discretion, either be repaid upon the Closing or converted into Working Capital Warrants at a price of $1.00 per warrant (or any combination of repayment or conversion). Any such warrants will be identical to the Private Placement Warrants and convert into ZincFive Warrants upon the Closing, and subject to the forfeiture of 50% of such warrants to be reserved for issuance as stock options under the 2026 Plan pursuant to the Sponsor Agreement as described in the section entitled “The Business Combination Proposal — Certain Agreements Related to the Business Combination — Sponsor Agreement.” To the extent that the Sponsor elects to receive the repayment of such outstanding amounts in Working Capital Warrants, to be converted on a one-for-one basis into ZincFive Warrants at Closing, and subsequently exercises such warrants to acquire ZincFive Common Stock, the resulting issuances of ZincFive Common Stock may result in material dilution of the non-redeeming shareholders of SPKL who become stockholders of ZincFive.

De-SPAC, Rights of Security Holders to Redeem Outstanding Securities [Text Block]

Redemption Rights

Pursuant to the Memorandum and Articles of Association, a Public Shareholder may request to redeem all or a portion of its Public Shares for cash if the Business Combination is consummated. As a holder of Public Shares, you will be entitled to receive cash for any Public Shares to be redeemed only if you:

(i)

(A) hold Public Shares; or (B) hold Public Shares through SPKL Units and elect to separate your SPKL Units into the underlying Public Shares and Public Warrants prior to exercising your redemption rights with respect to the Public Shares;

(ii)

submit a written request to the Transfer Agent, including the legal name, phone number and address of the beneficial owner of the Public Shares for which redemption is requested, that ZincFive redeem all or a portion of your Public Shares for cash; and

(iii)	deliver your share certificates for Public Shares (if any) along with the redemption forms to the Transfer Agent, physically or electronically through DTC.

Holders must complete the procedures for electing to redeem their Public Shares in the manner described above prior to 5:00 p.m., Eastern Time, on          , 2026 (two business days before the initially scheduled date of the Extraordinary General Meeting) for their Public Shares to be redeemed.

Each SPKL Unit issued and outstanding immediately prior to the Domestication will automatically be cancelled and each holder will be entitled, per SPKL Unit, to one share of ZincFive Common Stock and one-half of one ZincFive Warrant. Public Shareholders may elect to redeem all or a portion of the Public Shares held by them regardless of if or how they vote in respect of the Business Combination Proposal. If the Business Combination is not consummated, the Public Shares will be returned to the respective holder, broker or bank. If the Business Combination is consummated, and if a Public Shareholder properly exercises its right to redeem all or a portion of the Public Shares that it holds and timely delivers the certificates for its shares (if any) along with the redemption forms to the Transfer Agent, SPKL will effect the redemption of such Public Shares while SPKL remains a Cayman Islands exempted company. The Redemption Price, equal to a per-share price, payable in cash, equal to the pro rata portion of the aggregate amount then on deposit in the Trust Account, calculated as of two business days prior to the Closing, including interest earned on the Trust Account (net of taxes paid or payable, if any), will be paid promptly following the Closing. For illustrative purposes, as of          , 2026, this would have amounted to approximately $          per issued and outstanding Public Share. If a Public Shareholder exercises its redemption rights in full, then it will be electing to exchange its Public Shares for cash and will no longer own Public Shares. See the section of the proxy statement/prospectus entitled “Extraordinary General Meeting of SPKL — Redemption Rights” for a detailed description of the procedures to be followed if you wish to redeem your Public Shares for cash.

Any request for redemption, once made by a holder of SPKL Class A Ordinary Shares, may not be withdrawn following the Redemption Deadline, unless the SPKL Board determines (in its sole discretion) to permit such withdrawal of a redemption request (which it may do in whole or in part).

Any corrected or changed written exercise of redemption rights must be received by the Transfer Agent prior to the Redemption Deadline and, following such deadline, with SPKL’s consent, prior to the Extraordinary General Meeting. No request for redemption will be honored unless the holder’s shares have been delivered (either physically or electronically through DTC) to the Transfer Agent by 5:00 p.m., Eastern Time, on          , 2026 (two business days prior to the initially scheduled date of the Extraordinary General Meeting).

Notwithstanding the foregoing, without our prior consent, a Public Shareholder, together with any affiliate of such Public Shareholder or any other person with whom such Public Shareholder is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Exchange Act), will be restricted from redeeming its Public Shares with respect to more than an aggregate of 15% of the Public Shares sold in the IPO. Accordingly, if a Public Shareholder, alone or acting in concert or as a group, seeks to redeem more than 15% of the Public Shares sold in the IPO, then any such shares in excess of that 15% limit would not be redeemed for cash, without our prior consent.

The Sponsor, officers and directors have agreed to, among other things, vote in favor of the Business Combination and waive their redemption rights in connection with the Closing with respect to any SPKL Ordinary Shares held by them. As of the Record Date, the Sponsor owns          % of the issued and outstanding SPKL Ordinary Shares.

Holders of SPKL Warrants will not have redemption rights with respect to the SPKL Warrants.

De-SPAC, Potential Dilutive Impact [Text Block]

SPKL and Legacy ZincFive cannot predict how many Public Shares will be redeemed. As a result, SPKL and Legacy ZincFive are presenting two different redemption scenarios in the tables below with respect to SPKL Class A Ordinary Shares, each of which presents a different allocation of total ZincFive equity following the Closing. To illustrate potential dilution in each such scenario, the tables below present the post-Closing share ownership of ZincFive under each of: (i) the No Redemption Scenario and (ii) the Maximum Redemption Scenario.

The first table excludes the dilutive effect of: (i) the Private Placement Warrants; (ii) the Public Warrants; (iii) the Working Capital Warrants into which the Convertible Note can be converted; and (iv) the Series A Preferred Investor Warrants. The second table includes the dilutive effect of such items.

	No Redemption	Maximum Redemption
	Scenario	Scenario
	Ownership		Ownership
	Shares %*	Shares	%*
Public Shareholders	%	—	—%
Sponsor	1,150,000%	1,150,000	1.58%
SPKL Insiders	850,000%	850,000	1.17%
Legacy ZincFive Securityholders(1)	54,336,006%	54,336,006	74.64%
Series A Preferred Investors(3)	10,441,174%	10,441,174	14.34%
Lead Purchaser	3,500,000%	3,500,000	4.81%
First Tranche Bridge Investors	922,078%	922,078	1.27%
Convertible Promissory Noteholders(5)	1,598,448%	1,598,448	2.20%
Total shares of ZincFive Common Stock and Preferred Stock outstanding at Closing	100%	72,797,706	100%

	No Redemption	Maximum Redemption
	Scenario	Scenario
	Ownership		Ownership
	Shares %*	Shares	%*
Public Shareholders	%	—	—%
Public Warrant Holders(2)	5,000,000%	5,000,000	5.36%
Sponsor	1,150,000%	1,150,000	1.23%
SPKL Insiders	850,000%	850,000	0.91%
Private Placement Warrant Holder(2)	4,245,268%	4,245,268	4.55%
Legacy ZincFive Securityholders(1)	54,336,006%	54,336,006	58.28%
Series A Preferred Investors(4)	20,882,348%	20,882,348	22.40%
Lead Purchaser	3,500,000%	3,500,000	3.75%
First Tranche Bridge Investors	922,078%	922,078	0.99%
Convertible Promissory Noteholders(5)	1,598,448%	1,598,448	1.71%
Working Capital Warrant Holder(2)(6)	750,000%	750,000	0.80%
Fully-Diluted Shares	100%	93,234,148	100%
*	Amounts may not sum due to rounding.
(1)

Includes (i) 957,152 shares of ZincFive Common Stock issuable to holders of outstanding Legacy ZincFive Class A Common Stock; (ii) 209,360 shares of ZincFive Common Stock issuable to holders of outstanding Legacy ZincFive Class B Common Stock; (iii) 45,777,420 shares of ZincFive Common Stock issuable to holders of outstanding Legacy ZincFive Preferred Stock; and (iv) 7,392,074 shares of ZincFive Common Stock issuable upon exercise of outstanding Legacy ZincFive Warrants; and excludes 5,663,832 shares of ZincFive Common Stock issuable upon exercise of stock options, assuming the Closing occurs on October 15, 2026.

(2)

Represents shares of ZincFive Common Stock issuable upon the exercise of the Public Warrants. The Public Warrants will be exercisable beginning 30 days following the Closing for one share of ZincFive Common Stock at an exercise price of $11.50 per share in accordance with the terms of the Warrant Agreement. Each redemption scenario assumes that all outstanding Public Warrants are exercised for cash.

(3)

Represents shares of ZincFive Common Stock issuable upon conversion of the Series A Preferred Stock. Assumes conversion of all 10,441,174 Series A Preferred Stock into ZincFive Common Stock immediately following the Closing. Excludes 10,441,174 shares of ZincFive Common Stock issuable upon conversion of the Series A Preferred Investor Warrants.

(4)

Represents (i) 10,441,174 shares of ZincFive Common Stock issuable upon conversion of the Series A Preferred Stock and (ii) 10,441,174 shares of ZincFive Common Stock issuable upon conversion of the Series A Preferred Investor Warrants. Assumes conversion of all 10,441,174 Series A Preferred Stock into ZincFive Common Stock immediately following the Closing. The Series A Preferred Investor Warrants will be exercisable upon issuance at an exercise price of $12.00 per share for a number of shares of ZincFive Common Stock equal to the number of shares into which such holder’s Series A Preferred Stock is initially convertible. Each redemption scenario assumes that all Series A Preferred Investor Warrants are exercised for cash.

(6)

Represents shares of ZincFive Common Stock issuable upon the exercise of ZincFive Warrants to be issued upon a one-for-one conversion of the Working Capital Warrants, assuming that $1,500,000 are converted into 1,500,000 Working Capital Warrants at a price of $1.00 per warrant and giving effect to the forfeiture of 50% of such Working Capital Warrants pursuant to the Sponsor Agreement.

De-SPAC Transactions, Dilution [Line Items]
De-SPAC, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table presents the net tangible book value per share under each of: (i) the No Redemption Scenario and (ii) the Maximum Redemption Scenario, assuming various sources of material probable dilution (but excluding the direct effects of the Business Combination transaction itself).

		Maximum
	No Redemption	Redemption
	Scenario(1)	Scenario(2)
IPO offering price per share	$10.00	$10.00
Net Tangible Book Value as of June 30, 2026, as adjusted(3)	$111,198,669	$85,385,021
As adjusted SPKL shares outstanding(4)	19,099,965	16,863,252
Net tangible book value per share	$5.82	$5.06
Dilution per share to Public Shareholders	$4.18	$4.94
(1)

Includes 2,236,713 Public Shares outstanding as of June 30, 2026 and assumes that no Public Shareholders exercise redemption rights with respect to their Public Shares in connection with the Business Combination. In connection with the Second Extension Meeting, holders of           SPKL Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately $         per share.

(2)

Assumes Public Shareholders exercise redemption rights with respect to all Public Shares for an aggregate of approximately $25.8 million from the Trust Account based on a Redemption Price of approximately $11.54 per share, which was the approximate Redemption Price as of June 30, 2026. In connection with the Second Extension Meeting, holders of          SPKL Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately $          per share. Following such redemptions, the amount remaining in the Trust Account was $           as of            , 2026. In connection with the Extraordinary General Meeting, additional Public Shareholders may exercise redemption rights with respect to their Public Shares, which may result in further dilution to non-redeeming Public Shareholders.

(3)	See table below for reconciliation of net tangible book value, as adjusted.
(4)	See table below for reconciliation of as adjusted shares.

The net tangible book value as of June 30, 2026, as adjusted, excludes the effects of the Business Combination transaction and includes (i) material probable or consummated transactions and (ii) transactions that will otherwise materially affect SPKL’s net tangible book value. The adjusted net tangible book value as of June 30, 2026 is calculated as follows:

		Maximum
	No Redemption	Redemption
	Scenario(1)	Scenario(2)
Numerator adjustments
SPKL’s net tangible book value	$16,265,169	$16,265,169
Anticipated transaction expenses to be incurred by SPKL(3)	$(5,100,000)	$(5,100,000)
Series A Preferred Investment proceeds(4)	$100,000,000	$100,000,000
Upcoming Contribution to Trust Account	$33,500	$33,500
Reimbursement of Prior Contributions to Trust Account	$—	$—
Redemptions from Trust Account	$—	$(25,813,648)
Net Tangible Book Value as of June 30, 2026, as adjusted	$111,198,669	$85,385,021
Denominator adjustments
SPKL Public Shareholders	2,236,713	—
SPKL Sponsor	1,150,000	1,150,000
SPKL Insiders	850,000	850,000
Lead Purchaser	3,500,000	3,500,000
First Tranche Bridge Investors	922,078	922,078
Series A Preferred Investors (as-converted)(5)	10,441,174	10,441,174
As adjusted SPKL shares outstanding	19,099,965	16,863,252
*	Amounts may not sum due to rounding.
(1)

Includes 2,236,713 Public Shares outstanding as of June 30, 2026 and assumes that no Public Shareholders exercise redemption rights with respect to their Public Shares in connection with the Business Combination. In connection with the Second Extension Meeting, holders of         SPKL Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately $        per share. Numbers may not tie due to rounding.

(2)

Assumes Public Shareholders exercise redemption rights with respect to all Public Shares for an aggregate of approximately $25.8 million from the Trust Account based on a Redemption Price of approximately $11.54 per share, which was the approximate Redemption Price as of June 30, 2026. In connection with the Second Extension Meeting, holders of           SPKL Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately $        per share. In connection with the Extraordinary General Meeting, additional Public Shareholders may exercise redemption rights with respect to their Public Shares, which may result in further dilution to non-redeeming Public Shareholders. Numbers may not tie due to rounding.

(3)

SPKL’s anticipated transaction expenses include the $3,500,000 deferred underwriting commission payable to Cantor upon consummation of the Business Combination, legal, accounting and other professional fees, and other costs incurred in connection with the Business Combination. These estimates are subject to change and will be updated at the time of filing.

(4)

Reflects $100 million of gross proceeds from Series A Preferred Investment, excluding the payment of $6.5 million by certain of the Series A Preferred Investors though the cancellation and conversion of their Bridge Notes in exchange for shares of Series A Preferred Stock and Series A Preferred Investor Warrants.

(5)

Represents shares of ZincFive Common Stock issuable upon conversion of the Series A Preferred Stock. Assumes conversion of all 10,441,174 Series A Preferred Stock into ZincFive Common Stock immediately following the Closing. Excludes 10,441,174 shares of ZincFive Common Stock issuable upon conversion of the Series A Preferred Investor Warrants.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]	In addition to the dilution presented in the tables above, non-redeeming Public Shareholders may experience additional dilution, including due to: (i) the issuance of shares of ZincFive Common Stock and securities exercisable for or convertible into shares of ZincFive Common Stock to the Legacy ZincFive Securityholders as consideration in the Business Combination; (ii) the issuance of shares of ZincFive Common Stock upon the exercise of the Public Warrants and the Private Placement Warrants; (iii) the issuance of shares of ZincFive Common Stock upon exercise of the Series A Preferred Investor Warrants; and (iv) future issuances or grants of equity or equity-linked securities pursuant to the 2026 Plan and ESPP that are expected to be adopted in connection with the Closing, assuming approval by SPKL shareholders at the Extraordinary General Meeting. Further, to the extent that the Sponsor elects to receive the repayment of the Convertible Note in Working Capital Warrants, which will be convertible on a one-for-one basis to ZincFive Warrants at Closing, and subsequently exercises such warrants to acquire ZincFive Common Stock, the resulting issuances of ZincFive Common Stock may result in material dilution of the non-redeeming shareholders of SPKL who become stockholders of ZincFive.